MURPHY NEW
                                   WORLD FUNDS
                      "BECAUSE IT'S A NEW WORLD OUT THERE."









- Murphy New World Technology
(MNWTX)
- Murphy New World Biotechnology
(MNWBX)
- Murphy New World Core Technology
(MNWCX)





                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)
                                  MAY 31, 2002

Dear Shareholder:

    The May quarter was even better than our positive forecast for the economy, yet much worse than we expected for technology stocks. Fewer companies are announcing disappointing earnings; most are saying the bottom is behind them, although they continue to give cautious guidance looking forward. It appears the September quarter results will be about the same as the June quarter, and we are still expecting the recovery to gain speed after Labor Day.

    However company fundamentals are not driving this market. Investor disgust with faulty accounting and crooked management, even though the problems are limited to only a few companies, led to mutual fund withdrawals in June for the first time this year. As the market dropped, fear increased and the decline fed on itself.

    We believe the recovery is underway. The semiconductor equipment and semiconductor businesses have turned up, and computing and enterprise software have stabilized. At some point, fundamentals will again be more important than psychology and tech stocks should recover dramatically. The underlying advances in electronics and biotechnology continue at the same rate, with new areas like the hydrogen economy and nanotechnology just starting to take off. There is no sign that the rate of improvement in price/performance that drives the New Economy is slowing down.

    Having said that, we continue to pick stocks very carefully, as not all companies will rebound with the industry, or even survive. Telecom doesn't look likely to turn around until 2003, and companies in any industry without much cash may have a hard time finding financing.

    We still think we are on track to outperform in the better market we see coming in the second half of the year. Thank you for your continued investment in the Murphy New World Funds.


                                                Sincerely,


                                                Michael Murphy, CFA
                                                Chief Investment Officer



                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2002
                                  (UNAUDITED)


MURPHY NEW WORLD
TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 96.92%
Biotechnology 3.46%
4,000             Affymetrix, Inc.* ........................             $43,110
                                                                       ---------

COMMUNICATION EQUIPMENT 11.41%
3,000             Comverse Technology, Inc.* ...............              35,550
4,000             Powerwave Technologies, Inc.* ............              42,440
2,500             Scientific-Atlanta, Inc. .................              48,625
1,500             Spectralink Corp.* .......................              15,555
                                                                       ---------
                                                                         142,170
                                                                       ---------

COMMUNICATION SERVICES 5.75%
2,000             Leap Wireless International, Inc.* .......               4,980
3,000             Utstarcom, Inc.* .........................              66,750
                                                                       ---------
                                                                          71,730
                                                                       ---------

COMPUTER SERVICES 4.27%
2,000             PEC Solutions, Inc.* .....................              53,280
                                                                       ---------

ELECTRONIC COMPONENTS 13.28%
3,000             Ballard Power Systems, Inc.*+ ............              64,950
6,200             Ixia* ....................................              48,601
2,000             Rockwell Collins* ........................              52,000
                                                                       ---------
                                                                         165,551
                                                                       ---------

MEDIA 4.35%
4,500             Liberty Media Corp.* .....................              54,225
                                                                       ---------

SEMICONDUCTORS 13.50%
4,000             Aeroflex Inc.* ...........................              47,284
1,100             Maxim Integrated Products, Inc.* .........              50,600
1,500             Monolithic System Technology, Inc.* ......              20,355
1,000             Nvidia Corp.* ............................              33,460
1,000             Taiwan Semiconductor Mfg., Inc. Sponsored ADR*          16,580
                                                                       ---------
                                                                         168,279
                                                                       ---------




--------------------------------------------------------------------------------
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
SOFTWARE 40.90%

  4,000           BMC Software, Inc.* ......................             $67,640
  3,100           Checkpoint Software Technologies Ltd.* ...              50,406
  1,400           Peoplesoft, Inc.* ........................              28,714
 30,000           Portal Software, Inc.* ...................              36,300
  9,000           RealNetworks Inc.* .......................              76,500
  3,000           Roxio Inc.*+ .............................              50,250
  7,500           RSA Security, Inc.* ......................              43,118
  3,500           Serena Software, Inc.* ...................              49,560
  6,000           Verisign, Inc.* ..........................              58,080
 10,000           Vitria Technology, Inc.* .................              12,300
  5,500           Wind River Systems, Inc.* ................              36,960
                                                                       ---------
                                                                         509,828
                                                                       ---------

TOTAL COMMON STOCKS
                (cost $1,759,422) ..........................           1,208,173
                                                                       ---------

SHORT-TERM INVESTMENTS 0.76%
 $ 9,514         U.S. Bank, N.A., 1.35%, due 6/1/02 (cost $9,514)          9,514
                                                                       ---------

TOTAL INVESTMENTS
                (cost $1,768,936) ..................... 97.68%         1,217,687
OTHER ASSETS LESS LIABILITIES .........................  2.32%            28,880
                                                       ------         ----------
TOTAL NET ASSETS                                       100.00%        $1,246,567
                                                       ======         ==========

     *    Non-income producing security.
     + All or a portion of this security is segregated as collateral for open written options.
     ADR  - American Depositary Receipt.

SCHEDULE OF OPTIONS WRITTEN

--------------------------------------------------------------------------------
Units                                                    Expiration    Value
--------------------------------------------------------------------------------
   30           Ballard Power Systems, Inc., Call @ $25      7/02    $ (2,775)
   20           Roxio, Inc., Call @ $7.50                    6/02      (1,350)

TOTAL OPTIONS WRITTEN
                (Premiums Received - $6,110)                         $ (4,125)
--------------------------------------------------------------------------------




                       See notes to financial statementes

                                      -3-




                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2002
                                  (UNAUDITED)


MURPHY NEW WORLD
BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------
COMMON STOCKS 99.53%
BIOTECHNOLOGY 57.25%
 15,500           Affymetrix, Inc.* ........................            $371,225
  7,000           Amgen, Inc.* .............................             333,410
 15,000           Applera Corp. - Celera Genomics Group* ...             216,750
 15,500           Celgene Corp.* ...........................             279,000
 29,700           Curis, Inc.* .............................              38,016
  8,000           Genzyme Corp.* ...........................             256,240
 11,500           Gilead Sciences, Inc. ....................             410,090
 19,500           Human Genome Sciences, Inc.* .............             336,375
 10,000           Icos Corp.* ..............................             225,100
  5,000           IDEC Pharmaceuticals Corp.* ..............             214,450
  4,000           Medimmune, Inc.*+ ........................             130,080
  8,500           Millenium Pharmaceuticals, Inc.* .........             128,265
 18,600           Orchid Biosciences Inc.* .................              26,412
 30,000           Protein Design Labs, Inc.*+ ..............             341,100
                                                                       ---------
                                                                       3,306,513
                                                                       ---------

MEDICAL EQUIPMENT & Supplies 8.12%

 10,000           Applera Corp. - Applied
                        Biosystems Group+ ..................             182,000

 28,000           Caliper Technologies Corp.* ..............             204,680
  3,000           Resmed, Inc.* ............................              82,350
                                                                       ---------
                                                                         469,030
                                                                       ---------
PHARMACEUTICALS 34.16%
 22,500           Abgenix, Inc.* ...........................             290,250
 14,000           Alkermes, Inc.* ..........................             272,160
  3,300           Andrex Group* ............................             142,791
  5,000           Cell Therapeutics, Inc.* .................              35,600
  5,000           Cephalon, Inc.* ..........................             267,900
 10,000           King Pharmaceuticals, Inc.* ..............             270,500


--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS 34.16% (CONTINUED)

   10,000         OSI Pharmaceuticals, Inc.* ..................         $303,900
   20,000         Pharmacyclics Inc.* .........................           94,200
   15,000         Vertex Pharmaceuticals Inc.*+ ...............          295,950
                                                                       ---------
                                                                       1,973,251
                                                                       ---------

TOTAL COMMON STOCKS
                  (cost $9,042,259) ...........................        5,748,794

PURCHASED OPTIONS 0.20%
       40         Medimmune, Inc., Put @ $30,
                        Expire 7/02 (cost $8,760) .............           11,600

TOTAL INVESTMENTS
                (cost $9,051,019)                        99.73%        5,760,394
OTHER ASSETS LESS LIABILITIES                             0.27%           15,550
                                                        ------        ----------
TOTAL NET ASSETS                                        100.00%       $5,775,944
                                                        ======        ==========

     *    Non-income producing security.

     + All or a portion of this security is segregated as collateral for open written options.


SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
UNITS                                               EXPIRATION           VALUE
--------------------------------------------------------------------------------
     75         Applera Corp., Call @ $25.00            6/02            $  (375)
     150        Protein Design Labs, Inc.,
                        Call @ $17.50                   6/02             (3,375)
     100        Vertex Pharmaceuticals Inc.,
                        Call @ $20.00                   6/02            (10,250)
--------------------------------------------------------------------------------
TOTAL OPTIONS WRITTEN
--------------------------------------------------------------------------------
                (Premiums Received - $33,904)                         $ (14,000)
--------------------------------------------------------------------------------



                       See notes to financial statements

                                      -4-





                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2002
                                  (UNAUDITED)



MURPHY NEW WORLD
CORE TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 95.58%
BIOTECHNOLOGY 4.11%
      600         Amgen, Inc.* ................................         $ 28,578
                                                                       ---------

COMMERCIAL SERVICES 6.74%
    1,500         Concord EFS, Inc.* ..........................           46,905
                                                                       ---------

COMPUTERS 2.97%
    3,000         Sun Microsystems, Inc.* .....................           20,670
                                                                       ---------

MEDIA 12.80%
    1,500         AOL Time Warner, Inc.* ......................           28,050
    1,000         Comcast Corp.* ..............................           29,660
    2,600         Liberty Media Corp.* ........................           31,330
                                                                       ---------
                                                                          89,040
                                                                       ---------

SEMICONDUCTORS 21.31%
      600         Applied Materials, Inc.* ....................           13,308
    1,400         Intel Corp. .................................           38,668
      500         KLA-Tencor Corp.* ...........................           26,065
      800         Maxim Integrated Products, Inc.* ............           36,800
    1,000         Nvidia Corp.* ...............................           33,460
                                                                       ---------
                                                                         148,301
                                                                       ---------

SOFTWARE 27.33%
    2,400         BEA Systems, Inc.* ..........................           25,824
    1,100         Checkpoint Software Technologies Ltd.* ......           17,886
    1,000         Microsoft Corp.* ............................           51,010
    3,100         Oracle Corp.* ...............................           24,490
    1,000         Veritas Software Co.* .......................           22,670
    3,600         Verisign, Inc.* .............................           34,848
    2,000         Wind River Systems, Inc.* ...................           13,440
                                                                       ---------
                                                                         190,168
                                                                       ---------
TELECOMMUNICATIONS 20.32%
    1,500         Cisco Systems, Inc.* ........................         $ 23,670
    2,395         Comverse Technology, Inc.* ..................           28,381
    2,000         JDS Uniphase Corp.* .........................            7,020
    2,000         Nokia Corp. Sponsored ADR ...................           27,760
      800         Qualcomm Inc.* ..............................           25,312
    2,800         Sprint Corp. PCS Series 1* ..................           29,232
                                                                       ---------
                                                                         141,375
                                                                       ---------

TOTAL COMMON STOCKS
                (cost $1,030,548) .............................          665,037
                                                                       ---------

PREFERRED STOCKS 0.12%
TELECOMMUNICATIONS 0.12%
      600        Global Crossing Ltd.*  (cost $74,550) ........              825
                                                                       ---------

SHORT-TERM INVESTMENTS 0.98%
   $6,847         U.S. Bank, N.A., 1.21%, due 6/1/01
                        (cost $6,847) .........................            6,847
                                                                       ---------

TOTAL INVESTMENTS
                (cost $1,111,945) .....................  96.68%          672,709
OTHER ASSETS LESS LIABILITIES .........................   3.32%           23,137
                                                        ------          --------
TOTAL NET ASSETS ...................................... 100.00%         $695,846
                                                        ======          ========


*               Non-income producing security.
ADR     -       American Depositary Receipt.

                       See notes to financial statements


                                 MONTEREY FUNDS
              STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 2002
                                  (UNAUDITED)


                                                                                                   MURPHY
                                                                      MURPHY         MURPHY        NEW WORLD
                                                                     NEW WORLD      NEW WORLD        CORE
                                                                    TECHNOLOGY     BIOTECHNOLOGY   TECHNOLOGY
                                                                    ----------     -------------   ----------
ASSETS
Cash .............................................................   $     --        $      895        $-
Investments in securities, at value
        (cost $1,768,936, $9,051,019 and $1,111,945, respectively)    1,217,687       5,760,394   672,709
Receivable for fund shares sold ..................................         --            13,567      --
Dividends and interest receivable ................................          267             430        48
Due from investment adviser (Note 3) .............................       14,280             585      --
Due from broker ..................................................        2,384            --      16,122
Prepaid expenses and other assets ................................       25,780          23,779    26,657
                                                                     ----------      ----------   -------

        Total assets .............................................    1,260,398       5,799,650   715,536
                                                                     ----------      ----------   -------


LIABILITIES
Options written (premiums received $6,110, $33,904
        and $0, respectively) ....................................        4,125          14,000      --
Due to investment adviser (Note 3) ...............................         --              --         870
Distribution fees payable (Note 4) ...............................          460           5,881     1,775
Payable for fund shares redeemed .................................          733           3,825      --
Accrued expenses and other liabilities ...........................        8,513            --      17,045
                                                                     ----------      ----------   -------

        Total liabilities ........................................       13,831          23,706    19,690
                                                                     ----------      ----------   -------


        Net assets ...............................................   $1,246,567      $5,775,944   $695,846
                                                                     ==========      ==========   =======


NET ASSETS
Shares of beneficial interest, no par value;
        unlimited shares authorized ..............................   $6,124,152     $21,397,022 $2,002,062
Undistributed net investment loss ................................      (15,180)        (84,841)   (31,140)
Accumulated net realized loss on investments .....................   (4,313,141)    (12,265,516)  (835,840)
Net unrealized depreciation on investments and options ...........     (549,264)     (3,270,721)  (439,236)
                                                                     ----------      ----------   --------

        Net assets ...............................................   $1,246,567      $5,775,944   $695,846
                                                                     ==========      ==========   ========


CALCULATION OF OFFERING PRICE
Net asset value, offering and redemption price per share .........   $     4.53      $     3.69   $  12.68
                                                                     ==========      ==========   ========


Shares Outstanding ...............................................      275,195       1,564,433     54,883
                                                                     ==========      ==========   ========




                       See notes to financial statements


                                 MONTEREY FUNDS
        Statements of Operations - For The Six Months Ended May 31, 2002
                                  (Unaudited)

                                                                            MURPHY
                                                 MURPHY        MURPHY      NEW WORLD
                                                NEW WORLD     NEW WORLD      CORE
                                               TECHNOLOGY   BIOTECHNOLOGY  TECHNOLOGY
                                               ----------   -------------  ----------
INVESTMENT INCOME
Interest ......................                  $  958        $ 1,753       $    613
Dividends .....................                     545            751            378
                                                 ------        -------       --------

        Total investment income                   1,503          2,504            991
                                                 ------        -------       --------


EXPENSES
Registration fees .............                  11,865          9,035          7,565
Audit fees ....................                   9,053          8,621          7,184
Transfer agent fees ...........                   8,796         10,154          8,428
Administration fees (Note 3) ..                   8,437          8,984         14,121
Advisory fees (Note 3) ........                   8,429         44,182          2,861
Custodian fees ................                   4,787         10,470          2,093
Legal fees ....................                   2,594          2,826          3,352
Distribution fees (Note 4) ....                   2,107         11,045          1,145
Printing expense ..............                   1,643          2,970          1,643
Trustees' fees ................                     868            599            868
Postage expense ...............                     721            939            721
Other expenses ................                     870          1,156            906
                                                 ------        -------       --------

Total expenses ................                  60,170        110,981         50,887
                                                 ------        -------       --------
Less: Expense reimbursement from adviser (Note 3)(43,487)      (23,636)       (41,816)
-------------------------------                  ------        -------       --------

Net expenses ..................                  16,683         87,345          9,071
                                                 ------        -------       --------

Net investment loss ...........                  (15,180)      (84,841)        (8,080)
                                                 ------        -------       --------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments          (93,945)      284,184           (387)
Net realized gain on option transactions         32,713        108,034         14,205
Net change in unrealized appreciation
        (depreciation) on
        investments ...........                  (499,381)     (5,258,517)   (310,728)
Net change in unrealized appreciation
        (depreciation) on
        written option transactions               6,270         81,055            833
                                                 --------      ----------    --------

Net realized and unrealized loss on investments  (554,343)     (4,785,244)   (296,077)
                                                 --------      ----------    --------

Net decrease in net assets resulting
     from operations ..........                  $(569,523)    $(4,870,085)  $(304,157)
                                                 =========     ===========   ==========


                       See notes to financial statements


                                 MONTEREY FUNDS
                      Statements of Changes in Net Assets



                                                                         MURPHY                               MURPHY
                                                                        NEW WORLD                            NEW WORLD
                                                                       TECHNOLOGY                          BIOTECHNOLOGY
                                                                ------------------------------------------------------------------
                                                               SIX MONTHS                             SIX MONTHS
                                                               ENDED                                    ENDED
                                                               MAY 31,              YEAR ENDED          MAY 31,       YEAR ENDED
                                                                2002                NOV. 30              2002          NOV. 30
                                                             (UNAUDITED)               2001          (UNAUDITED)         2001
                                                             -----------               ----          -----------         ----

OPERATIONS
        Net investment income (loss) ..................   $   (15,180)              $   (42,342)   $    (84,841)   $   (138,773)
        Net realized gain (loss) on
                investments ...........................       (93,945)               (3,801,368)        284,184     (10,746,200)
        Net realized gain (loss) on option transactions        32,713                   (19,914)        108,034          37,567
        Net change in unrealized appreciation
                (depreciation) on written options .....         6,270                    (4,285)         81,055         (61,151)
        Net change in unrealized appreciation
                (depreciation) on investments .........      (499,381)                2,527,639      (5,258,517)      6,978,909
                                                          -----------               -----------    ------------    ------------

        Net decrease in net assets
                resulting from operations .............      (569,523)               (1,340,270)    (4,870,085)     (3,929,648)
                                                          -----------               -----------    ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income ..........          --                        --              --           (34,340)
        Distributions from net realized gains .........          --                     (94,318)           --        (8,120,187)
        Return of capital .............................          --                        --              --              --
                                                          -----------               -----------    ------------    ------------

                                                                 --                     (94,318)           --        (8,154,527)
                                                          -----------               -----------    ------------    ------------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold .................       399,888                 1,914,485       1,766,914       8,744,134
        Dividends reinvested ..........................          --                      89,473            --         7,968,516
        Payment for shares redeemed ...................      (971,892)               (1,984,789)     (3,955,199)    (12,119,860)
                                                          -----------               -----------    ------------    ------------

        Net increase (decrease) in net assets
                from fund share transactions ..........      (572,004)                   19,169      (2,188,285)      4,592,790
                                                          -----------               -----------    ------------    ------------

        Net decrease in net assets ....................    (1,141,527)               (1,415,419)     (7,058,370)     (7,491,385)

        NET ASSETS, BEGINNING OF PERIOD ...............     2,388,094                 3,803,513      12,834,314      20,325,699
                                                          -----------               -----------    ------------    ------------

        NET ASSETS, END OF PERIOD .....................   $ 1,246,567               $ 2,388,094    $  5,775,944    $ 12,834,314
                                                          ===========               ===========    ============    ============

        Undistributed net investment
                loss at end of period .................   $   (15,180)              $      --      $    (84,841)   $       --
                                                          ===========               ===========    ============    ============

CHANGES IN SHARES OUTSTANDING
        Shares sold ...................................        62,373                   247,015         323,643       1,269,292
        Shares issued on reinvestment
                of dividends ..........................          --                       8,554            --           976,534
        Shares redeemed ...............................      (152,109)                 (244,300)       (711,328)     (2,013,541)

        Net increase (decrease) in
                shares outstanding ....................       (89,736)                   11,269        (387,685)        232,285
                                                          ===========               ===========    ============    ============





                                                                            MURPHY
                                                                          NEW WORLD
                                                                            CORE
                                                                          TECHNOLOGY
                                                                --------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                      MAY 31,       YEAR ENDED
                                                                       2002           NOV. 30
                                                                   (UNAUDITED)         2001
                                                                   -----------         ----

OPERATIONS
        Net investment income (loss) ..................          $    (8,080)   $    19,927
        Net realized gain (loss) on
                investments ...........................                 (387)      (709,416)
        Net realized gain (loss) on option transactions               14,205         (6,695)
        Net change in unrealized appreciation
                (depreciation) on written options .....                  833           (833)
        Net change in unrealized appreciation
                (depreciation) on investments .........             (310,728)       372,621
                                                                 -----------    -----------

        Net decrease in net assets
                resulting from operations .............             (304,157)      (324,396)
                                                                 -----------    -----------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income ..........              (23,060)       (69,042)
        Distributions from net realized gains .........                 --          (20,284)
        Return of capital .............................                 --          (17,854)
                                                                 -----------    -----------

                                                                     (23,060)      (107,180)
                                                                 -----------    -----------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold .................               81,536        324,193
        Dividends reinvested ..........................               22,646        100,363
        Payment for shares redeemed ...................             (249,844)      (530,368)
                                                                 -----------    -----------

        Net increase (decrease) in net assets
                from fund share transactions ..........             (145,662)      (105,812)
                                                                 -----------    -----------

        Net decrease in net assets ....................             (472,879)      (537,388)

        NET ASSETS, BEGINNING OF PERIOD ...............            1,168,725      1,706,113
                                                                 -----------    -----------

        NET ASSETS, END OF PERIOD .....................          $   695,846    $ 1,168,725
                                                                 ===========    ===========

        Undistributed net investment
                loss at end of period .................          $   (31,140)   $      --
                                                                 ===========    ===========

CHANGES IN SHARES OUTSTANDING
        Shares sold ...................................                4,877         15,770
        Shares issued on reinvestment
                of dividends ..........................                1,264          4,269
        Shares redeemed ...............................              (14,444)       (26,396)

        Net increase (decrease) in
                shares outstanding ....................               (8,303)        (6,357)
                                                                 ===========    ===========








                       See notes to financial statements

                                 MONTEREY FUNDS
                  Notes to Financial Statements - May 31, 2002
                                  (Unaudited)

NOTE 1.  ORGANIZATION

    Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short Term Government Securities Fund, the PIA Total Return Bond Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, and the Murphy New World Core Technology Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Fund's presented herein are: the Murphy New World Technology Fund, (the "Technology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; the Murphy New World Biotechnology Fund, ("Biotechnology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; the Murphy New World Core Technology Fund, ("Core Technology Fund"), to maximize total return through a combination of capital appreciation and income.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

    SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

    REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities." The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian or another bank either directly or through a securities depository.

    OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

    If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

    The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

    FUTURES CONTRACTS - The Technology Fund, the Biotechnology Fund and the Core Technology Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund, it realizes a gain or loss.

                                 MONTEREY FUNDS
            Notes to Financial Statements - May 31, 2002 (Continued)
                                  (Unaudited)

    Financial Instruments with Off Balance Sheet Risk - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

    The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

    Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

    Subsequent market fluctuations of securities sold short may require a Trust to purchase securities at prices which exceed the value reflected on the Statement of Assets and Liabilities.

    FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, the Funds paid no Federal Income taxes and no Federal Income tax provision was required.

    RECLASSIFICATION OF CAPITAL ACCOUNTS - The Funds' accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. During the year ended November 30, 2001, the following reclassifications were made:

                          UNDISTRIBUTED NET   UNDISTRIBUTED      SHARES OF
                          INVESTMENT INCOME   CAPITAL GAINS  BENEFICIAL INTEREST
                          -----------------   -------------  -------------------
     Technology Fund       $ 42,342            $ (54,374)         $12,032
     Biotechnology Fund     149,194               (2,726)        (146,468)
     Core Technology Fund   (20,285)               38,139         (17,854)

    Net investment income, net realized gains/losses and net assets were not affected by this change.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

    USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

    The Technology Fund and Biotechnology Fund have an investment advisory agreement with Murphy Investment Management, Inc. ("Murphy") whereby each Fund pays Murphy a fee, computed daily and payable monthly, at the annual rate of 1.00% of their respective average net assets.

    The Core Technology Fund also has an investment advisory agreement with Murphy. The Core Technology Fund pays Murphy a fee computed daily and payable monthly, at the following annual rate based upon average daily net assets:

            ASSETS                             FEE RATE
            ------                             --------
           0 to $150 million .................. 0.625%
           $150 million to $250 million ....... 0.500%
           Over $250 million .................. 0.375%

    Murphy has agreed to reimburse the Funds for expenses in excess of 1.99% of average net assets. The amounts reimbursed by Murphy for the six months ended May 31, 2002 are set forth in the Statement of Operations.

    The Trust has a fund accounting and administrative agreement with Orbitex Fund Services, Inc. ("OFS"). OFS receives a fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to a monthly minimum.

                                 MONTEREY FUNDS
            Notes to Financial Statements - May 31, 2002 (Continued)
                                  (Unaudited)



NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN

    Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.25%.

NOTE 5.  PURCHASES AND SALES OF SECURITIES

    The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2002, were as follows:

                                        PURCHASES          SALES
                                        ---------          -----
Technology Fund                         $1,139,204      $1,525,394
Biotechnology Fund                       4,838,632       5,666,331
Core Technology Fund                       284,594         445,181

    The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2002, were as follows:

                        IDENTIFIED  UNREALIZED     UNREALIZED
                          COST     APPRECIATION  DEPRECIATION        NET
                          ----     ------------  ------------        ---
Technology Fund ....   $1,768,936   $ 51,710   $  (602,959)   $  (551,249)
Biotechnology Fund .    9,051,019    116,584    (3,407,209)    (3,290,625)
Core Technology Fund    1,111,945     21,720      (460,956)      (439,236)

    Transactions for all options written during the six months ended May 31, 2002 were as follows:

MURPHY NEW WORLD TECHNOLOGY FUND:

                                                NUMBER OF CONTRACTS     PREMIUMS
                                                -------------------     --------
Options outstanding at November 30, 2001 ..........    140            $  62,618
Options written ...................................    349              101,972
Options terminated in closing purchase transactions   (308)            (134,821)
Options expired ...................................   (131)             (23,659)
                                                      ----            ---------

Options outstanding at May 31, 2002 ...............     50            $   6,110
                                                      ====            =========

MURPHY NEW WORLD BIOTECHNOLOGY FUND:

                                                 NUMBER OF CONTRACTS   PREMIUMS
                                                 -------------------   --------
Options outstanding at November 30, 2001 ..........    318            $  82,142
Options written ...................................   1,311             234,260
Options terminated in closing purchase transactions (1,041)            (251,039)
Options expired ...................................   (130)             (14,855)
Options assigned ..................................   (133)             (16,604)
                                                      ----            ---------

Options outstanding at May 31, 2002 ...............    325            $  33,904
                                                      ====            =========

                                 MONTEREY FUNDS
            Notes to Financial Statements - May 31, 2002 (Continued)
                                  (Unaudited)



MURPHY NEW WORLD CORE TECHNOLOGY FUND:
                                                    NUMBER OF
                                                    CONTRACTS   PREMIUMS
                                                    ---------   --------
Options outstanding at November 30, 2001 ..........     30    $  6,705
Options written ...................................    227      42,909
Options terminated in closing purchase transactions   (222)    (46,194)
Options expired ...................................    (35)     (3,420)
                                                      -----    --------

Options outstanding at May 31, 2002 ...............      0    $      0
                                                      =====    ========


    At November 30, 2001, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

CAPITAL LOSS CARRYOVERS EXPIRING IN:

                 TECHNOLOGY FUND       BIOTECHNOLOGY FUND  CORE TECHNOLOGY FUND
                 ---------------       ------------------  --------------------
2006            $         --            $           --          $        25,665
2009                    4,111,700               12,224,528              769,888
                -----------------       ------------------      ---------------

                $       4,111,700       $       12,224,528      $       795,553
                =================       ==================      ===============

    The Technology Fund, Biotechnology Fund and Core Technology Fund will elect, for United States federal income tax purposes, to treat capital losses of $94,245, $97,315, and $7,614, respectively, incurred in November 2001 as having been incurred in the following fiscal year.


                                 MONTEREY FUNDS
                          MURPHY NEW WORLD TECHNOLOGY

                              FINANCIAL HIGHLIGHTS


                                         FOR THE SIX
                                         MONTHS ENDED   YEAR     YEAR      YEAR    YEAR       YEAR
                                           MAY 31,     ENDED    ENDED      ENDED   ENDED      ENDED
                                            2002       NOV. 30, NOV. 30,  NOV. 30, NOV. 30,  NOV. 30,
                                         (UNAUDITED)    2001    2000       1999     1998      1997
                                         ----------    --------  -------- -------- --------  --------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ..   $   6.54 $   10.75 $   21.17 $   11.64 $   19.18 $   20.51
                                          --------  --------  -------- --------- ---------  --------


INCOME FROM INVESTMENT OPERATIONS
Net investment loss ...................      (0.05)    (0.12)    (0.13)    (0.17)    (0.31)    (0.33)
Net realized and unrealized gain (loss)
        on investments ................      (1.96)    (3.81)   (10.06)     9.70     (4.77)    (0.40)
                                          --------  --------  -------- --------- ---------  --------
Total from investment operations ......      (2.01)    (3.93)   (10.19)     9.53     (5.08)    (0.73)
                                          --------  --------  -------- --------- ---------  --------

LESS DISTRIBUTIONS
Distributions from net realized gains .      (0.00)    (0.28)    (0.23)    (0.00)    (2.46)    (0.60)
                                          --------  --------  -------- --------- ---------  --------
Total distributions ...................      (0.00)    (0.28)    (0.23)    (0.00)    (2.46)    (0.60)
                                          ========  ========  ======== ========= =========  ========

Net asset value, end of period ........   $   4.53 $    6.54 $   10.75 $   21.17 $   11.64 $   19.18
                                          ========  ========  ======== ========= =========  ========

TOTAL RETURN* .........................     (30.74%)  (37.53%)  (48.71%)   81.87%   (28.51%)   (3.69%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)    $    1,247  $  2,388  $  3,804  $  2,505  $  1,016  $  1,439
Ratio of expenses to average net assets       1.99%     1.99%     1.99%     1.99%     2.44%     2.44%
Ratio of expenses to average net assets,
        before reimbursement ..........       7.14%     4.80%     3.11%     6.10%     7.14%     8.13%
Ratio of net investment loss to average
        net assets ....................      (1.80%    (1.71%    (1.05%    (1.32%    (2.20%    (1.96%)
Portfolio turnover rate ...............      74.65%   198.55%   628.07%   434.84%   142.89%    57.01%


----------
     * Total returns are historical and assume changes in share price and the reinvestment of dividends and capital gain distributions. Total returns for periods less than one year are not annualized.
     +    Annualized.
     ++ On 12/13/96 Murphy Investment Management became the Fund's investment advisor. Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment advisor.

                       See notes to financial statements



                                 MONTEREY FUNDS
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              Financial Highlights

                                         FOR THE SIX
                                         MONTHS ENDED   YEAR      YEAR      YEAR     YEAR      YEAR
                                           MAY 31,      ENDED     ENDED    ENDED    ENDED      ENDED
                                            2002       NOV. 30,  NOV. 30, NOV. 30,  NOV. 30,  NOV. 30,
                                         (UNAUDITED)     2001     2000      1999     1998      1997++
                                         ----------    --------  -------- -------- --------  --------


PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)
Net asset value, beginning of period ..   $   6.57 $   11.82 $    7.60 $    6.39 $    8.07 $    7.19
                                          --------  --------  -------- --------- ---------  --------


INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ..........      (0.05)    (0.07)     0.01      0.00     (0.15)    (0.16)
Net realized and unrealized gain (loss) on
        investments ...................      (2.83)    (0.43)     4.42      1.21     (1.53)     1.04
                                          --------  --------  -------- --------- ---------  --------
Total from investment operations ......      (2.88)    (0.50)     4.43      1.21     (1.68)     0.88
                                          --------  --------  -------- --------- ---------  --------


LESS DISTRIBUTIONS
Dividends from net investment income ..      (0.00)    (0.02)    (0.00)    (0.00)    (0.00)    (0.00)
Distributions from net realized gains .      (0.00)    (4.73)    (0.21)    (0.00)    (0.00)    (0.00)
                                          --------  --------  -------- --------- ---------  --------
Total distributions ...................      (0.00)    (4.75)    (0.21)    (0.00)    (0.00)    (0.00)
                                          --------  --------  -------- --------- ---------  --------
Net asset value, end of period ........   $   3.69 $    6.57 $   11.82 $    7.60 $    6.39 $    8.07
                                          ======== ========= ========= ========= ========= =========

TOTAL RETURN* .........................     (43.84%)  (12.06%)   59.99%    18.94%   (20.82%)   12.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)     $    5,776 $  12,834 $  20,326 $   4,658 $   3,95  $  2,353
Ratio of expenses to average net assets       1.99%     1.99%     1.89%     1.99%     2.44%     2.47%
Ratio of expenses to average net assets,
        before reimbursement ..........       2.51%     2.01%     1.89%     3.27%     3.79%     8.58%
Ratio of net investment income (loss) to
        average net assets ............      (1.92%    (1.01%     0.16%     0.02%    (2.11%)   (1.98%)
Portfolio turnover rate ...............      55.91% 1,847.55% 1,355.00%   313.79%   458.56%    15.09%


----------
     * Total returns are historical and assume changes in share price and the reinvestment of dividends and capital gain distributions. Total returns for periods less than one year are not annualized.

     +    Annualized.

     ++ On 12/20/96 Murphy Investment Management became the Fund's investment advisor. Prior to 12/20/96, Monitrend Investment Management Inc. was the Fund's investment advisor.



                        See notes to financial statements


                                 MONTEREY FUNDS
                        MURPHY NEW WORLD CORE TECHNOLOGY
                              Financial Highlights


                                         FOR THE SIX
                                         MONTHS ENDED   YEAR      YEAR      YEAR     YEAR      YEAR
                                           MAY 31,      ENDED     ENDED    ENDED    ENDED      ENDED
                                            2002       NOV. 30,  NOV. 30, NOV. 30,  NOV. 30,  NOV. 30,
                                         (UNAUDITED)     2001     2000      1999     1998      1997++
                                         ----------    --------  -------- -------- --------  --------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ..   $  18.50 $   24.53 $   28.86 $   22.14 $   26.52 $   26.64
                                          --------  --------  -------- --------- ---------  --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ..........      (0.57)     0.37      1.01      1.05      1.19      0.21
                                          --------  --------  -------- --------- ---------  --------
Net realized and unrealized gain (loss)
        on investments ................      (4.82)    (4.77)    (4.29)     6.79     (5.27)    (0.33)
                                          --------  --------  -------- --------- ---------  --------
Total from investment operations ......      (5.39)    (4.40)    (3.28)     7.84     (4.08)    (0.12)
                                          --------  --------  -------- --------- ---------  --------


LESS DISTRIBUTIONS
Dividends from net investment income ..      (0.43)    (1.05)    (1.05)    (1.12)    (0.30)    (0.00)
Distributions from net realized gains .      (0.00)    (0.31)    (0.00)    (0.00)    (0.00)    (0.00)
Return of capital .....................      (0.00)    (0.27)    (0.00)    (0.00)    (0.00)    (0.00)
                                          --------  --------  -------- --------- ---------  --------
Total distributions ...................      (0.43)    (1.63)    (1.05)    (1.12)    (0.30)    (0.00)
                                          --------  --------  -------- --------- ---------  --------
Net asset value end of period .........   $  12.68 $   18.50 $   24.53 $   28.86 $   22.14 $   26.52
                                          ======== ========= ========= ========= ========= =========


TOTAL RETURN* .........................     (29.81%)  (18.83%)  (11.70%)   37.16%   (15.55%)   (0.45%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's$           696  $  1,177  $  1,706  $  1,464  $  1,123 $   1,435
Ratio of expenses to average net assets       1.99%     1.99%     1.99%     1.99%     2.44%     2.44%
Ratio of expenses to average net
        assets, before reimbursement ..      11.12%     6.68%     4.94%     6.91%     6.94%     6.83%
Ratio of net investment income (loss) to
        average net assets ............      (1.76%     1.45%     3.38%     3.99%     4.64%     0.76%
Portfolio turnover rate ...............      34.23%   233.60%   466.34%   156.08%    28.90%    85.91%

----------
     * Total returns are historical and assume changes in share price and the reinvestment of dividends and capital gain distributions. Total returns for periods less than one year are not annualized.
     +    Annualized.
     ++ On 12/13/96 Murphy Investment Management became the Fund's investment advisor. From 2/1/95 to 12/13/96 MidCap Associates, Inc. was the Fund's investment advisor. Prior to 2/1/95, Monitrend Investment Management Inc. was the Fund's investment advisor.



                       See notes to financial statements

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                    MONTEREY
                                     FUNDS

                                - PIA SHORT-TERM
                                  GOVERNMENT SECURITIES

                                - PIA TOTAL RETURN BOND

                                - PIA EQUITY

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 2002

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2002 for the following series of the Monterey Mutual Funds for which Pacific Income Advisers is the adviser: the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund, and the PIA Equity Fund.

During the six months ended May 31, 2002, the returns, including the reinvestment of dividends and capital gains and excluding the effects of any sales charges, were as follows:

        PIA Short-Term Government Securities Fund               1.4%
        PIA Total Return Bond Fund                              1.3%
        PIA Equity Fund                                        10.5%

Short term interest rates were stable at historically low levels during the period, but longer term interest rates increased by about 0.25% resulting in price declines in most longer term bonds. While the economic consensus continues to expect low levels of inflation, the outlook for the economy has deteriorated since last year. In this environment, the perceived debt quality of corporate borrowers has declined and the prices of most short and long term corporate bonds have declined. We believe that an improved domestic and international economic environment should reverse this trend.

During the six month period ended May 31, 2002, the Lehman Government-Credit Index increased by 1.6%.

In the stock market, large capitalization stocks have continued their two year decline as investors become more concerned about economic growth prospects and corporate governance issues. During the six month period ended May 31, 2002, however, the small capitalization Russell 2000 Stock Index increased by 6.5%. The PIA Equity Fund with its focus on smaller capitalization companies increased by 10.5%.

Please take a moment to review your fund(s)' statement of assets and the results of operations for the six months ended May 31, 2002. We look forward to reporting to you again at year end.



/s/ LLOYD MCADAMS
------------------
Lloyd McAdams
Chairman of the Board



                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA SHORT-TERM
GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

ASSET BACKED 11.29%
$  186,145    Aames Mortgage 2000-1 A 7.48%, due 8/25/22 .........    $  187,185
   593,996    Centex Home Equity 2000-D 6.74%, due 8/25/21 .......       602,060
 1,000,000    Chase Credit Card Master Trust 1998-3 6.00%,
                    due 8/15/05 ..................................     1,030,056
   593,702    CIT Equipment 2000-2 6.84%, due 6/20/04 ............       607,160
   650,000    Finance Lease 2000-1 7.48%, due 8/20/05 ............       671,540
   265,708    Contimortgage Home Equity Loan Trust 1999-2
                    6.28%, due 12/25/19 ..........................       267,700
    21,474    Countrywide 2000-2 8.18%, due 6/25/20 ..............        21,467
   640,000    Countrywide 2001-1 5.846%, due 7/25/20 .............       644,868
   194,967    Duck Auto Grantor Trust 2000-C 6.76%,
                    due 4/15/05 ..................................       196,917
   434,395    Fairbanks Capital Inc. 1999-1 4.18%, due 5/25/28 ...       437,841
   730,000    Ford Credit Auto 2000-C 7.24%, due 2/15/04 .........       474,710
   151,571    Green Tree Recreational Corp. 1997-B 6.55%,
                    due 7/15/28 ..................................       156,085
   656,141    Onyx Acceptance Auto Trust 2000-D 6.69%,
                    due 12/15/04 .................................       669,963
    50,362    Salomon Brothers 1997-LB6 6.91%, due 12/25/27 ......        50,511
 1,000,000    Union Acceptance Corp. 2001-A 5.29%,
                    due 11/8/05 ..................................     1,021,687
   387,045    WFS Financial Owner Trust 2000-D 6.83%,
                    due 7/20/05 ..................................       397,149
                                                                      ----------
TOTAL ASSET BACKED SECURITIES
              (cost $7,314,725) ..................................     7,436,899
                                                                      ----------



PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES 41.46%
COMMERCIAL 4.36%
$  564,153    Bear Stearns Mortgage Sec. Inc., 1997-2 7.00%,
              due 11/25/10 .......................................    $  565,357
   365,912    Countrywide Home Loans, Inc. 1997-4 8.00%,
              due 8/25/27 ........................................       381,894
   298,292    Goldman Sachs Mortgage Securities
              2000-1 A Variable rate due 3/20/23 .................       298,932
   710,000    Goldman Sachs Mortgage Securities
              2000-GSFL A Variable rate due 8/15/12 ..............       710,000
   116,045    LB Commercial Conduit Mortgage Trust 1995-C2
              7.22%, due 9/25/25 .................................       119,986
   743,047    Prudential Home Mortgage 1993-9, 7.50%,
              due 3/25/08 ........................................       771,859
    23,336    Security National Mortgage Loan Trust 1999-1
              7.171%, due 2/25/06 ................................        23,654
                                                                      ----------
                                                                       2,871,682
                                                                      ----------

U.S. GOVERNMENT AGENCY 37.10%
 1,228,779    FHG 2050 6.25% due 9/15/23 .........................     1,259,613
 3,088,522    FHG 6.50%, due 2/15/27 .............................     3,207,627
   156,765    FHLMC M80409 6.000%, due 1/1/03 ....................       159,693
    52,882    FHLMC N96340 6.000%, due 4/1/03 ....................        53,869
    67,078    FHLMC N96342 6.000%, due 4/1/03 ....................        68,331
   187,278    FHLMC N96446 6.500%, due 4/1/03 ....................       191,954
   142,913    FHLMC N96369 6.000%, due 4/1/03 ....................       145,581
    25,691    FHLMC N96415 6.500%, due 5/1/03 ....................        26,332


                        See notes to financial staements



                                      -1-






                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY 37.10% (Continued)
$    46,034     FHLMC N96779 6.500%, due 8/1/03 ................     $    47,184
     90,377     FHLMC L80215 6.500%, due 8/1/03 ................          92,633
    172,567     FHLMC M80478 7.000%, due 6/1/04 ................         178,707
     44,942     FHLMC 609231 8.269%, due 2/1/24 ................          46,479
     69,748     FHLMC 1232F 7.50%, due 9/15/06 .................          72,175
    164,515     FHLMC ARM 755204 6.722%, due 8/1/15 ............         168,585
  1,873,220     FHLMC ARM Pool IC0009 4.459 %, due 2/1/32 ......       1,931,009
    332,846     FHLMC ARM Pool 635206 7.123%, due 10/1/22 ......         344,328
    158,122     FHLMC ARM Pool 845113 7.564%, due 2/1/22 .......         163,105
    118,966     FHLMC ARM Pool 845755 7.405%, due 6/1/23 .......         123,171
  1,278,952     FHLMC Series 1699 6.500%, due 3/15/24 ..........       1,287,004
    237,223     FNMA CMO 415842 11.000%, due 1/1/13 ............         258,833
    565,359     FNMA 1992-180 Variable rate due 1/25/22 ........         569,457
  3,321,805     FNMA 2002-1 7.000%, due 7/25/20 ................       3,471,947
  1,919,459     FNMA 1999-53 6.000%, due 10/25/13 ..............       1,963,925
  2,500,000     FNMA 2001-31 6.000%, due 5/25/23 ...............       2,599,638
  1,130,000     FNMA 2001-W1 5.720%, due 3/25/30 ...............       1,161,020
     79,872     GNMA L80218 6.500%, due 9/1/03 .................          81,866



PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY 37.10% (Continued)
$   132,846     GNMA ARM 8871 7.625%, due 11/20/21 .............     $   137,422
    897,117     GNMA ARM 8062 7.625%, due 10/20/22 .............         928,084
    596,475     GNMA ARM 80013 7.625%, due 11/20/26 ............         615,758
    319,657     GNMA ARM 80021 7.625%, due 12/20/26 ............         329,984
    151,629     GNMA ARM 80029 6.375%, due 1/20/27 .............         154,871
    205,563     GNMA ARM 80122 7.625%, due 10/20/27 ............         212,028
  1,369,595     GNMA ARM 80154 6.375%, due 1/20/28 .............       1,397,918
    969,439     GNMA ARM 80344 7.000%, due 11/20/29 ............         991,939
                                                                     -----------
                                                                      24,442,070
                                                                     -----------

TOTAL MORTGAGE BACKED SECURITIES
                (cost $27,008,365) .............................      27,313,752
                                                                     -----------

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 27.10%
U.S. GOVERNMENT AGENCIES 12.85%
 5,000,000      Federal Home Loan Bank 4.875%, due 4/16/04 .....       5,139,750
 3,220,000      Federal National Mortgage 5.125%, due 2/13/04 ..       3,328,698
                                                                     -----------
                                                                       8,468,448
                                                                     -----------

U.S. TREASURY NOTES 14.25%
 2,000,000      U.S. Treasury Note, 5.375%, due 6/30/03 ........       2,064,142
 2,000,000      U.S. Treasury Notes, 5.75%, due 8/15/03 ........       2,076,798
 2,000,000      U.S. Treasury Notes, 5.25%, due 5/15/04 ........       2,079,064



                        See notes to financial staements



                                      -2-






                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

U.S. Treasury Notes 14.25% (Continued)
$3,000,000      U.S. Treasury Notes, 6.00%, due 8/15/04 ........     $ 3,171,330
                                                                     -----------
                                                                       9,391,334
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
                (cost $17,729,566) .............................      17,859,782
                                                                     -----------

CORPORATE BONDS 2.30%
 1,000,000      CIT Group Inc. 7.375%, due 3/15/03 .............         998,135
   500,000      Citigroup 5.70%, due 2/6/04 ....................         518,202
                                                                     -----------

TOTAL CORPORATE BONDS
                (cost $1,499,345) ..............................       1,516,337
                                                                     -----------

SHORT-TERM INVESTMENTS 11.90%
 3,296,533      U.S. Bank, N.A., 1.55%, due 12/3/01 ............       3,296,533
 3,000,000      Federal Home Loan Bank Discount
                    Note due 6/21/02 ...........................       2,997,166
 1,550,000      Federal National Mortgage Association
                    Discount Note due 6/17/02 ..................       1,548,794
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
                (cost $7,842,493) ..............................       7,842,493
                                                                     -----------

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENT
                (cost $61,394,494) .............................      61,969,263
                                                                     -----------

PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 5.44%
$3,582,000      U.S. Bank, N.A., Agreement dated
                   5/31/02, 1.35%, due 6/3/02;
                   Proceeds at maturity $3,582,403,
                   Collateralized by Freddie Mac,
                   3.39% to 6.25%, due 7/15/24 to
                   2/15/32; collateral value $3,653,623
                   (cost $3,582,000) ...........................     $ 3,582,000
                                                                     -----------

TOTAL INVESTMENTS
                (cost $64,976,494) ...........  99.49%                65,551,263
Other assets less liabilities ................   0.51%                   337,233
                                               ------                -----------
TOTAL NET ASSETS ............................. 100.00%               $65,888,496
                                               ======                ===========

------------
Abbreviations used in this schedule:
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
ARM     Adjustable Rate Mortgage
FRN     Floating Rate Note
CMO     Collateralized Mortgage Obligation
GNMA    Government National Mortgage Association






                        See notes to financial statements



                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES 6.26%
$  664,033      AAMES Mortgage Trust 2001-2 5.97%,
                    due 8/25/31 ................................    $    684,135
   345,173      Airplanes Passthrough Trust, 8.15%,
                    due 3/15/19 ................................         225,331
   365,000      California Infrastructure PG&E 6.42%,
                    due 9/25/08 ................................         385,419
   171,407      CIGNA CBO 1996-1 6.46%, due 11/15/08 ...........         172,371
   207,943      CIT Equipment Collateral Class B 5.31%,
                    due 10/20/09 ...............................         212,965
   262,822      Fedex Corp. 6.845%, due 1/15/19 ................         261,493
   377,996      The Money Store Home Equity Trust 1996-C,
                    7.69%, due 5/15/24 .........................         387,433
   600,000      Onyx Acceptance Auto Trust 2001-D 3.63%,
                    due 11/15/05 ...............................         599,949
   500,000      Rhyno CBO Delaware Corp. 1997-1 6.33%,
                    due 9/15/09 ................................         509,297
   161,196      Structured Settlements Fund 1999-A 7.25%,
                    due 12/20/15 ...............................         171,061
   370,000      Team Fleet Financing Corp. 1998--3 A 6.13%,
                    due 10/25/04 ...............................         372,058
                                                                    ------------

TOTAL ASSET BACKED SECURITIES
                (cost $4,058,517) ..............................       3,981,512
                                                                    ------------

CORPORATE BONDS & NOTES 31.52%
AIRLINES 0.91%
   170,000      AMR Corp., 10.05%, due 3/7/06 ..................         166,661
   400,000      Delta Air Lines 10.50%, due 4/30/16 ............         384,982
    25,000      Southwest Airlines Co.  7.375%, due 3/1/27 .....          25,519
                                                                    ------------
                                                                         577,162
                                                                    ------------

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

AUTOMOTIVE 4.10%
$  210,000      Ford Motor Credit 9.14%, due 12/30/14 ..........    $    226,181
   690,000      Ford Motor Company 7.45%, due 7/16/31 ..........         671,710
   400,000      Ford Motor Credit Company 7.375%, due 2/1/11 ...         411,764
 1,210,000      General Motors Acceptance Corp. 8.00%,
                    due 11/1/31 ................................       1,299,420
                                                                    ------------
                                                                       2,609,075
                                                                    ------------

BANKING & FINANCIAL SERVICES 13.59%
   135,000      Banc One Corp. 7.625%, due 10/15/26 ..........           146,640
   650,000      Banc One Corp. 6.50%, due 2/1/06 .............           688,395
   175,000      BankBoston 6.375%, due 3/25/08 ...............           178,084
   185,000      Bear Stearns Co., Inc. 7.00%, due 3/1/07 .....           196,453
   335,000      Countrywide Home Loan 7.26%, due 5/10/04 .....           354,214
   250,000      Countrywide Home Loan 5.50%, due 2/1/07 ......           252,066
   160,000      Fairfax Financial Holdings Ltd. 144A 7.375%,
                  due 3/15/06 ..................................         145,507
   160,000      First Bank System 7.625%, due 5/1/05 ...........         175,007
   255,000      General Electric Capital Corp. 8.875%,
                    due 5/15/09 ................................         300,252
   210,000      General Electric Capital Corp. 5.875%,
                    due 2/15/12 ................................         207,758
   630,000      Goldman Sachs Group, Inc. 6.60%, due 1/15/12 ...         642,597
   660,000      J.P. Morgan Chase & Co. 6.75%, due 2/1/11 ......         684,044



                       See notes to financial statements


                                      -4-



                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------



BANKING & FINANCIAL SERVICES 13.59% (Continued)
$   225,000   Lehman Brothers Holdings, Inc. 6.50%, due 10/1/02 .........   $   227,550
    400,000   Lehman Brothers Holdings, Inc. 6.625%, due 1/18/12 ........       407,488
    550,000   Morgan Stanley Dean Witter & Co. 6.10%, due 4/15/06 .......       570,532
    170,000   Morgan Stanley Dean Witter & Co. 6.875%, due 3/1/07 .......       181,091
    315,000   PNC Bank NA 7.875%, due 4/15/05 ...........................       340,823
    560,000   Qwest Capital Funding 7.25%, due 2/15/11 ..................       427,735
    160,000   SIUK PLC 6.80%, due 12/1/06 ...............................       161,662
    550,000   Sprint Capital Corp. 7.625%, due 1/31/11 ..................       520,874
    610,000   Wachovia Corp. 4.95%, due 11/1/06 .........................       613,909
    620,000   Washington Mutual 6.875%, due 5/15/11 .....................       649,505
    550,000   Wells Fargo & Co. 5.90%, due 5/21/06 ......................       571,815
                                                                            -----------
                                                                              8,644,001
                                                                            -----------

CHEMICALS 0.33%
    205,000   Eastman Chemical Co. 6.375%, due 1/15/04 ..................       212,413
                                                                            -----------

COMPUTERS/SOFTWARE 0.25%
    175,000   Computer Associates International, Inc. 6.375%, due 4/15/05       158,255
                                                                            -----------




PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------



CRUISELINES 0.51%
$   180,000   Carnival Corp., 6.15%, due 4/15/08 ........................   $   174,401
    165,000   Royal Caribbean Cruises 7.00%, due 10/15/07 ...............       151,171
                                                                            -----------
                                                                                325,572
                                                                            -----------

DIVERSIFIED MANUFACTURING 0.79%
              570,000 Tyco International, 6.75%, due 2/15/11 ............       500,768
                                                                            -----------

ELECTRONIC COMPONENTS/SEMICONDUCTORS 0.56%
    180,000   Applied Materials, 6.75%, due 10/15/07 ....................       189,300
    180,000   Thomas & Betts Corp., 6.625%, due 5/7/08 ..................       165,180
                                                                            -----------
                                                                                354,480
                                                                            -----------

ENERGY 1.73%
    600,000   Northwestern Corp. 8.75%, due 3/15/12 .....................       552,839
    640,000   Williams Cos., Inc. 7.875%, due 9/1/21 ....................       545,321
                                                                            -----------
                                                                              1,098,160
                                                                            -----------

HOTELS 0.64%
    220,000   Marriott International 144A 6.875%, due 11/15/05 ..........       229,292
    175,000   Mirage Resorts Inc. 7.25%, due 10/15/06 ...................       177,586
                                                                            -----------
                                                                                406,878
                                                                            -----------

INSURANCE 1.67%
    200,000   American Re Corp., 7.45%, due 10/15/26 ....................       213,286



                       See notes to financial statements


                                      -5-



                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------


INSURANCE 1.67% (Continued)
$   205,000   Aetna, Inc. 7.125%, due 8/15/06 ...........................   $   218,987
    170,000   CNA Financial Corp. 6.50%, due 4/15/05 ....................       164,617
    110,000   First Security Corp. 6.875%, due 11/15/06 .................       117,638
    270,000   Fremont General Corp. 144A 7.875%, due 3/17/09 ............       203,850
    140,000   Hartford Finacial Services Group 6.375%, due 11/1/02 ......       141,847
                                                                            -----------
                                                                              1,060,225
                                                                            -----------

MULTIMEDIA 0.97%
    440,000   AOL Time Warner Inc. 7.625%, due 4/15/31 ..................       425,541
    190,000   Time Warner Entertainment 7.25%, due 9/1/08 ...............       194,712
                                                                            -----------
                                                                                620,253
                                                                            -----------

REAL ESTATE & MORTGAGE RELATED 2.36%
    600,000   EOP Operating LP 7.00%, due 7/15/11 .......................       615,302
    191,000   Kimco Realty Corp., 6.50%, due 10/1/03 ....................       197,277
    150,000   Nationwide Health Properties Inc. 8.67%, due 3/10/05 ......       157,241
    205,000   Security Cap. Industrial 7.625%, due 7/1/17 ...............       207,033
    310,000   United Dominion Realty 7.95%, due 7/12/06 .................       325,911
                                                                            -----------
                                                                              1,502,764
                                                                            -----------



PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------


RETAIL 0.84%
$   350,000   Ikon Office Solutions Inc., 6.75%, due 11/1/04 ............   $   344,130
    190,000   J.C. Penney Inc., 7.60%, due 4/1/07 .......................       188,325
                                                                            -----------
                                                                                532,455
                                                                            -----------

TELECOMMUNICATIONS 1.34%
    240,000   AT&T Corp., 6.00%, due 3/15/09 ............................       206,493
    205,000   Frontier Corp., 7.25%, due 5/15/04 ........................        30,750
    175,000   Vodafone Group PLC, 6.65%, due 5/1/08 .....................       181,920
    165,000   WorldCom Inc., 7.55%, due 4/1/04 ..........................       122,100
    445,000   WorldCom Inc., 7.50%, due 5/15/11 .........................       309,375
                                                                            -----------
                                                                                850,638
                                                                             -----------

TRANSPORTATION 0.27%
    165,000   Canadian National Railway 7.00%, due 3/15/04 ..............       173,193
                                                                            -----------

UTILITIES 0.66%
    300,000   AES Ironwood LLC 8.857%, due 11/30/25 .....................       284,960
    180,000   Southern California Edison 6.65%, due 4/1/29 ..............       135,900
                                                                            -----------
                                                                                420,860
                                                                            -----------

TOTAL CORPORATE BONDS & NOTES
              (cost $20,878,640) ........................................    20,047,152
                                                                            -----------



                       See notes to financial statements


                                      -6-



                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES 47.00%
COMMERCIAL 17.46%
$   481,632   BA Mortgage Securities Inc. 1997-2 7.25%, due 10/25/27 ....   $   496,314
    171,078   Blackrock Capital Finance L.P. 1997-R1 1.95%, due 3/25/37 .       170,865
  1,072,955   Bombardier Capital Mortgage 7.575%, due 6/15/2030 .........     1,103,626
    144,553   Capco American Securitization 1998-D7 5.86%, due 10/15/30 .       149,680
    700,000   Credit Based Asset Servicing 2001-CB2 5.974%, due 3/25/19 .       720,691
    175,000   Carousel Center Finance Inc. 6.828%, due 11/15/07 .........       178,231
    490,000   Chase Mortgage Finance Corp. 1994-H 7.25%, due 6/25/25 ....       507,799
     87,755   Countrywide Home Loans 2000-1 7.50%, due 2/25/30 ..........        87,905
    279,547   Countrywide-Home Loans 1998-3 6.75%, due 4/25/28 ..........       283,761
     15,155   FDIC Remic Trust 1996-C1 6.75%, due 5/25/26 ...............        15,428
    816,855   FDIC Remic Trust 1996-C1 7.25%, due 5/25/26 ...............       858,245
    354,943   FDIC Remic Trust 1996-C1 7.125%, due 5/25/26 ..............       371,864
    757,067   First Union Residential Securitization Trust 1998-A, 7.00%,
                    due 4/25/25 .........................................       787,051
    900,000   Holmes Financing PLC 2.02%, due 7/15/15 ...................       900,000
    203,181   Lehman Structured Securities Corp. 7.995%, due 6/25/26 ....       208,578
    994,856   Merrill Lynch Mtg. Investors 1995-C2 7.04%, due 6/15/21 ...     1,012,222
  1,274,000   Merit Securities Corp. 7.88%, due 12/28/33 ................     1,312,438




PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

COMMERCIAL 17.46% (Continued)
$   600,000   Pegasus Aviation 2001-1A 2.47467%, due 5/10/31 ............   $   602,365
    312,782   Residential Funding Mtg. Sec. I 1997-S5 7.50%, due 4/25/27        320,037
  1,000,000   Residential Funding Mtg Sec. 2202-HS1 6.46%, due 10/25/31 .     1,002,525
     12,117   Security National Mortgage Loans 1999-1 7.171%, due 2/25/06        12,282
                                                                            -----------
                                                                             11,101,907
                                                                            -----------

U.S. GOVERNMENT AGENCY 29.54%
    155,469   FHG 1312 I, 8.00%, due 7/15/22 ............................       165,753
    130,433   FHG 1387 S, Adjustable rate due 10/15/07 ..................        12,662
    182,119   FHG 1424 S, Adjustable rate due 11/15/22 ..................        26,003
    100,000   FHLMC 1704 E, 6.50%, due 3/15/09 ..........................       105,496
    322,000   FHLMC-GNMA 42 I, 8.00%, due 10/17/24 ......................       352,690
      2,129   FNMA 1992-12 SA, 10.67%, due 1/25/22 ......................         2,346
     18,142   FNMA 1993-130 H, 6.30%, due 9/25/18 .......................        18,225
    332,970   FNMA Pool 313947, 7.00%, due 1/1/28 .......................       345,101
    640,790   FNMA Pool 423290, 7.16%, due 6/1/26 .......................       663,883
    525,601   FNMA Pool 429618, 6.50%, due 7/1/28 .......................       536,386
     91,964   FNMA Pool 443589, 6.50%, due 10/1/28 ......................        63,235
  1,379,735   FNMA Pool 445378, 6.00%, due 4/1/29 .......................     1,374,561


                       See notes to financial statements


                                      -7-



                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------




U.S. GOVERNMENT AGENCY 29.54% (Continued)
$ 1,054,649   FNMA Pool 502454, 6.50%, due 7/1/29 .......................   $ 1,075,369
     17,148   FNMA Pool 531331, 7.50%, due 4/1/30 .......................        17,948
    240,657   FNMA Pool 531167, 7.50%, due 4/1/30 .......................       251,875
  6,000,000   FNMA TBA 30 Year, 6.50%, due 11/1/28 ......................     6,026,250
  6,000,000   FNMA TBA 30 Year, 6.00%, due 1/14/32 ......................     5,881,875
    248,630   GNMA Pool 501569, 7.50%, due 3/15/29 ......................       262,043
    575,329   GNMA Pool 503603, 7.00%, due 4/15/29 ......................       596,807
    480,443   GNMA 1996-4 N, 7.00%, due 4/16/26 .........................       502,373
    480,000   GNMA 2000-5 PC, 7.50%, due 11/16/27 .......................       510,188
                                                                            -----------
                                                                             18,791,069
                                                                            -----------

TOTAL MORTGAGE BACKED SECURITIES
                (cost $29,241,774) ......................................    29,892,976
                                                                            -----------

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 6.03%
U.S. GOVERNMENT AGENCIES 4.84%
    310,000   Federal Home Loan Mortgage Corp., 7.00%, due 3/15/10 ......       342,174
  2,640,000   Federal National Mortgage Association, 6.00%, due 5/15/11 .     2,732,432
                                                                            -----------
                                                                              3,074,606
                                                                            -----------


PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------


U.S. TREASURY NOTES 1.19%
$   270,000   U.S. Treasury Notes, 6.50%, due 2/15/06 ...................   $   273,353
    470,000   U.S. Treasury Notes, 5.25%, due 8/15/03 ...................       485,367
                                                                            -----------
                                                                                758,720
                                                                            -----------

TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
                    (cost $3,665,385) ...................................     3,833,326
                                                                            -----------

PREFERRED STOCKS 0.76%
     11,300   New Plan Excel Realty Trust Inc., Series B ................       284,873
      7,500   Thornburg Mortgage Asset Corp. Series A Convertible .......       197,250
                                                                            -----------
TOTAL PREFERRED STOCKS
                    (cost $426,427) .....................................       482,123
                                                                            -----------

SHORT-TERM INVESTMENTS 10.50%
  3,181,011   U.S. Bank, N.A., 1.32%, due 6/3/02 ........................     3,181,011
  3,500,000   Federal Home Loan Bank Discount Note 1.70%, due 6/21/02 ...     3,496,694
                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS
                    (cost $6,677,705) ...................................     6,677,705
                                                                            -----------

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENT
                    (cost $64,948,448) ..................................    64,914,794
                                                                            -----------




                       See notes to financial statements


                                      -8-



                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT 15.92%
$10,134,000   U.S. Bank, N.A., Agreement dated 5/31/02, 1.35%,
                    due 6/3/02; proceeds at maturity $10,135,140,
                    collateralized by Freddie Mac, 3.39% to 6.25%,
                    due 7/15/24 to 2/15/32; collateral value
                    $10,336,630
                    (cost $10,134,000) ..................................   $10,134,000

TOTAL INVESTMENTS
                    (cost $75,082,448) ............ 117.99%                  75,048,794
LIABILITIES LESS OTHER ASSETS ..................... (17.99)%                (11,440,532)
                                                    ------                  -----------
        TOTAL NET ASSETS .......................... 100.00%                 $63,608,262
                                                    ======                  ===========

Abbreviations used in this schedule:
FHG     Freddie Mac Gold
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
GNMA    Government National Mortgage Association


                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA EQUITY FUND
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS 90.99%
AEROSPACE & DEFENSE 1.65%
     8,800      AAR Corp.* .....................................      $  100,672
                                                                      ----------

BANKING & FINANCIAL SERVICES 11.21%
     5,000      Cullen/Frost Bankers, Inc. .....................         192,950
     3,000      First Charter Corp. ............................          54,870
     4,100      Hudson United Bancorp ..........................         126,280
     4,900      Pacific Capital Bancorp ........................         158,466
     6,000      Trustmark Corp. ................................         152,520
                                                                      ----------
                                                                         685,086
                                                                      ----------

BIOTECHNOLOGY 1.78%
     9,000      North American Scientific, Inc.* ...............         108,900
                                                                      ----------

CAPITAL GOODS 5.53%
     5,000      Hovnanian Enterprises, Inc.* ...................         159,950
     7,000      Terex Corp. (New)* .............................         177,800
                                                                      ----------
                                                                         337,750
                                                                      ----------

CHEMICALS 2.39%
     3,000      Cabot Microelectronics Corp.* ..................         146,340
                                                                      ----------

COMPUTER HARDWARE 2.97%
    14,000      Adaptec Inc. * .................................         181,580
                                                                      ----------

COMPUTER SERVICES 1.62%
    10,000      Carreker Corp.* ................................          98,800
                                                                      ----------

COMPUTERS & SOFTWARE 5.87%
    12,000      Eclipsys Corp.* ................................         177,960
     4,000      HPL Technologies* ..............................          51,240
     7,000      Riverdeep Group PLC ADR* .......................         129,850
                                                                      ----------
                                                                         359,050
                                                                      ----------
                       See notes to financial statements


                                      -9-



                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA EQUITY FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount/
Shares                                                                  Value
--------------------------------------------------------------------------------

CONTAINERS-METAL/GLASS 2.46%
     4,000      Silgan Holdings Inc.* ..........................      $  150,240
                                                                      ----------

EDUCATION & TRAINING SERVICES 0.69%
     4,000      New Horizons Worldwide, Inc.* ..................          42,400
                                                                      ----------

ELECTRONICS 5.89%
     4,000      Actel Corp. * ..................................          98,400
     5,000      Microsemi Corp.* ...............................          72,650
    10,000      Molecular Devices Corp.* .......................         189,200
                                                                      ----------
                                                                         360,250
                                                                      ----------

FOOD & BEVERAGE 0.00%
     4,500      Suprema Specialties, Inc..* ....................               5
                                                                      ----------

INSTRUMENTS SCIENTIFIC 5.50%
     6,000      Pall Corp. .....................................         136,560
     6,100      Varian Inc.* ...................................         199,470
                                                                      ----------
                                                                         336,030
                                                                      ----------

MACHINERY 5.54%
     8,000      Airgas, Inc.* ..................................         130,400
     8,000      Albany International Corp., Class A * ..........         208,400
                                                                      ----------
                                                                         338,800
                                                                      ----------

MEDIA 4.36%
     9,000      Emmis Communications Class A ...................         266,400
                                                                      ----------

MEDICAL PRODUCTS 7.02%
     6,000      Hughes Supply, Inc. ............................         238,500
     5,000      Pediatrix Medical Group, Inc.* .................         190,250
                                                                      ----------
                                                                         428,750
                                                                      ----------

METALS & MINING 3.02%
    11,000      Agnico-Eagle Mines, Ltd. .......................         184,250
                                                                      ----------



PIA EQUITY FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount/
Shares                                                                  Value
--------------------------------------------------------------------------------


OFFICE SUPPLIES 4.16%
     7,800      John H. Harland Co. ............................      $  254,514
                                                                      ----------

RADIO 2.11%
     6,000      Cumulus Media, Inc. Class A* ...................         129,180
                                                                      ----------

RESORTS & CASINOS 2.93%
    16,800      Pinnacle Entertainment Inc.* ...................         179,256
                                                                      ----------

RESTAURANTS 5.48%
     7,000      Landry's Seafood Restaurants ...................         177,800
     9,000      Ryan's Family Steak Houses Inc.* ...............         157,140
                                                                      ----------
                                                                         334,940
                                                                      ----------

RETAIL 2.91%
     5,000      Stage Stores, Inc.* ............................         178,100
                                                                      ----------

TELECOMMUNICATION SERVICES 2.16%
     7,500      Intrado Inc.* ..................................         131,925
                                                                      ----------

TRANSPORTATION 3.74%
     9,000      Kansas City Southern ...........................         149,130
     2,900      Yellow Corp.* ..................................          79,576
                                                                      ----------
                                                                         228,706
                                                                      ----------

TOTAL COMMON STOCKS
                (cost $5,083,029) ..............................       5,561,924
                                                                      ----------

SHORT-TERM INVESTMENTS 4.95%
$  320,237      U.S. Bank, N.A., 1.32%, due 6/3/2002
                         (cost $302,237) .......................         302,237
                                                                      ----------


                       See notes to financial statements


                                      -10-



                                MONTEREY FUNDS
                    Schedules of Investments - May 31, 2002
                                  (Unaudited)

PIA EQUITY FUND (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENT
                    (cost $5,385,266) ..........................    $  5,864,161
                                                                    ------------

REPURCHASE AGREEMENT 3.76%
  $230,000      U.S. Bank, N.A., Agreement dated
                05/31/02, 1.35%, due 6/3/02;
                proceeds at maturity $230,026,
                collateralized by Freddie Mac,
                3.39% to 6.25%, due 7/15/24 to
                2/15/32; collateral value $234,600
                (cost $230,000) ................................         230,000
                                                                    ------------

TOTAL INVESTMENTS
                    (cost $5,615,266)        99.70%                    6,094,161
OTHER ASSETS LESS LIABILITIES                 0.30%                       18,307
                                            ------                  ------------
TOTAL NET ASSETS                            100.00%                 $  6,112,468
                                            ======                  ============



-----------
*       Non-income producing security.
ADR     American Depositary Receipt.



                       See notes to financial statements



                                 MONTEREY FUNDS
              Statements of Assets and Liabilities - May 31, 2002
                                  (Unaudited)
                                                                                  PIA             PIA
                                                                               SHORT-TERM        TOTAL
                                                                               GOVERNMENT        RETURN           PIA
                                                                               SECURITIES         BOND           EQUITY
                                                                              ---------------------------------------------
ASSETS
        Investments in securities, at value
                (cost $61,394,494, $64,948,448 and $5,385,266,respectively)   $ 61,969,263    $ 64,914,794    $  5,864,161
        Repurchase agreements (cost $3,582,000, $10,134,000
                and $230,000, respectively) ...............................      3,582,000      10,134,000         230,000
        Receivable for securities sold ....................................          8,894          30,494          24,049
        Receivable for fund shares sold ...................................        144,976         198,482            --
        Interest and dividends receivable .................................        403,220         436,115           2,601
        Prepaid expenses and other assets .................................          4,853          22,339            --
                                                                              ------------    ------------    ------------
                Total assets ..............................................     66,113,206      75,736,224       6,120,811
                                                                              ------------    ------------    ------------

LIABILITIES
        Payable for fund shares redeemed ..................................         20,505            --              --
        Dividends payable .................................................        188,395         207,992            --
        Distribution fees payable (Note 4) ................................          5,396            --             4,596
        Due to investment advisor (Note 3) ................................          4,975          11,845           2,757
        Payable for securities purchased ..................................           --        11,908,125            --
        Accrued expenses and other liabilities ............................          5,439            --               990
                                                                              ------------    ------------    ------------
                Total liabilities .........................................        224,710      12,127,962           8,343
                                                                              ------------    ------------    ------------

                Net assets ................................................   $ 65,888,496    $ 63,608,262    $  6,112,468
                                                                              ============    ============    ============

Net Assets
        Shares of beneficial interest, no par value;
                unlimited shares authorized ...............................   $ 65,051,619    $ 63,544,755    $  5,597,077
        Undistributed net investment loss .................................         (2,295)        (28,423)        (32,908)
        Accumulated net realized gain on investments ......................        264,403         125,584          69,404
        Net unrealized appreciation (depreciation) on investments .........        574,769         (33,654)        478,895
                                                                              ------------    ------------    ------------
                Net assets ................................................   $ 65,888,496    $ 63,608,262    $  6,112,468
                                                                              ============    ============    ============

Calculation of Offering Price
        Net asset value, offering and redemption price per share ..........   $      10.31    $      19.80    $      21.49
        Maximum sales charge (4.50% of offering price) ....................           --              --              1.01
                                                                              ------------    ------------    ------------
        Offering price to public ..........................................   $      10.31    $      19.80    $      22.50
                                                                              ============    ============    ============
                Shares Outstanding ........................................      6,387,930       3,212,712         284,450
                                                                              ============    ============    ============


                       See notes to financial statements



                                 MONTEREY FUNDS
        Statements of Operations - For the Six Months Ended May 31, 2002
                                  (Unaudited)

                                                                       PIA             PIA
                                                                    SHORT-TERM         TOTAL
                                                                    GOVERNMENT        RETURN           PIA
                                                                    SECURITIES         BOND           EQUITY
                                                                    ------------------------------------------
INVESTMENT INCOME
        Interest ................................................   $ 1,244,739    $ 1,543,943    $     3,248
        Dividend ................................................          --           21,258         17,732
                                                                    -----------    -----------    -----------
                Total investment income .........................     1,244,739      1,565,201         20,980
                                                                    -----------    -----------    -----------

EXPENSES
        Advisory fees (Note 3) ..................................        65,828         91,646         29,963
        Administrative fees (Note 3) ............................        30,146         34,356          8,055
        Custodian fees ..........................................        19,369         19,499          3,229
        Distribution fees (Note 4) ..............................        16,457           --            7,491
        Audit fees ..............................................         6,499          7,151          5,222
        Registration fees .......................................         3,268          2,750          6,264
        Transfer agent fees .....................................         2,828          3,307          8,805
        Legal fees ..............................................         2,703          2,321          2,579
        Printing expense ........................................         1,614            899          1,480
        Trustees' fees ..........................................         1,017            854          1,017
        Postage expense .........................................           326            137            364
        Other expenses ..........................................         2,038          2,000            906
                                                                    -----------    -----------    -----------
                Total expenses ..................................       152,093        164,920         75,375
                Less: Expense reimbursement from adviser (Note 3)       (36,957)       (27,459)       (21,487)
                                                                    -----------    -----------    -----------
                Net expenses ....................................       115,136        137,461         53,888
                                                                    -----------    -----------    -----------
                Net investment income (loss) ....................     1,129,603      1,427,740        (32,908)
                                                                    -----------    -----------    -----------

Realized and Unrealized Gain (Loss) on Investments
        Net realized gain on investments ........................       268,689        154,917        176,256
        Net change in unrealized appreciation (depreciation) on
                investments .....................................      (454,918)      (761,947)       447,980
                                                                    -----------    -----------    -----------
        Net realized and unrealized gain (loss) on investments ..      (186,229)      (607,030)       624,236
                                                                    -----------    -----------    -----------
        Net increase in net assets
                resulting from operations .......................   $   943,374    $   820,710    $   591,328
                                                                    ===========    ===========    ===========


                       See notes to financial statements


                                 MONTEREY FUNDS
                      Statements of Changes in Net Assets

                                                                 PIA
                                                             SHORT TERM                       PIA
                                                             GOVERNMENT                      TOTAL
                                                             SECURITIES                   RETURN BOND
                                                  -------------------------------------------------------------
                                                   Six Months                      Six Months
                                                      Ended                           Ended
                                                     May 31,         Year Ended      May 31,      Year Ended
                                                      2002            Nov. 30,        2002          Nov. 30,
                                                   (Unaudited)          2001       (Unaudited)        2001
                                                  -------------------------------------------------------------
Operations
        Net investment income (loss) ..........   $  1,129,603    $  3,178,640    $  1,427,740    $  2,819,782
        Net realized gain (loss) on investments        268,689         445,012         154,917         755,570
        Net change in unrealized appreciation
        (depreciation) on investments .........       (454,918)        963,867        (761,947)      1,405,817
                                                  ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets
                resulting from operations .....        943,374       4,587,519         820,710       4,981,169
                                                  ------------    ------------    ------------    ------------

Dividends Paid to Shareholders
        Dividends from net investment income ..     (1,109,141)     (3,189,990)     (1,416,158)     (2,861,285)
        Distributions from net realized gains .        (93,205)           --          (412,130)           --
        Return of capital .....................           --           (55,973)           --              --
                                                  ------------    ------------    ------------    ------------
                                                    (1,202,346)     (3,245,963)     (1,828,288)     (2,861,285)
                                                  ------------    ------------    ------------    ------------
Fund Share Transactions
        Net proceeds from shares sold .........     10,092,987      35,074,366      10,194,502      26,757,318
        Dividends reinvested ..................        985,181       3,182,773       1,392,134       2,407,221
        Payment for shares redeemed ...........    (16,072,071)    (15,648,305)     (6,443,642)     (6,357,059)
                                                  ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets
                from fund share transactions ..     (4,993,903)     22,608,834       5,142,994      22,807,480
                                                  ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets .     (5,252,875)     23,950,390       4,135,416      24,927,364

        NET ASSETS, Beginning of Period .......     71,141,371      47,190,981      59,472,846      34,545,482
                                                  ------------    ------------    ------------    ------------
        NET ASSETS, End of Period .............   $ 65,888,496    $ 71,141,371    $ 63,608,262    $ 59,472,846
                                                  ============    ============    ============    ============
        Undistributed net investment
                loss at end of period .........   $     (2,295)   $    (22,757)   $    (28,423)   $    (40,005)
                                                  ============    ============    ============    ============

Changes in Shares Outstanding
        Shares sold ...........................        977,407       3,410,411         515,082       1,353,947
        Shares issued on reinvestment
                of dividends ..................         95,524         309,427          70,469         121,212
        Shares redeemed .......................     (1,554,231)     (1,515,149)       (324,734)       (319,642)
                                                  ------------    ------------    ------------    ------------
        Net increase (decrease) in
                shares outstanding ............       (481,300)      2,204,689         260,817       1,155,517
                                                  ============    ============    ============    ============





                                                                 PIA
                                                                EQUITY
                                                  ------------------------------
                                                    Six Months
                                                      Ended
                                                      May 31,       Year Ended
                                                       2002           Nov. 30,
                                                    (Unaudited)         2001
                                                  ------------------------------
Operations
        Net investment income (loss) ..........    $    (32,908)   $     (5,962)
        Net realized gain (loss) on investments         176,256         (48,059)
        Net change in unrealized appreciation
        (depreciation) on investments .........         447,980         214,743
                                                   ------------    ------------
        Net increase (decrease) in net assets
                resulting from operations .....         591,328         160,722
                                                   ------------    ------------

Dividends Paid to Shareholders
        Dividends from net investment income ..            --            (4,920)
        Distributions from net realized gains .            --          (487,106)
        Return of capital .....................            --              --
                                                   ------------    ------------
                                                           --          (492,026)
                                                   ------------    ------------
Fund Share Transactions
        Net proceeds from shares sold .........          67,918       2,699,228
        Dividends reinvested ..................            --           473,403
        Payment for shares redeemed ...........        (151,655)       (554,494)
                                                   ------------    ------------
        Net increase (decrease) in net assets
                from fund share transactions ..         (83,737)      2,618,137
                                                   ------------    ------------
        Net increase (decrease) in net assets .         507,591       2,286,833

        NET ASSETS, Beginning of Period .......       5,604,877       3,318,044
                                                   ------------    ------------
        NET ASSETS, End of Period .............    $  6,112,468    $  5,604,877
                                                   ============    ============
        Undistributed net investment
                loss at end of period .........    $    (32,908)   $       --
                                                   ============    ============

Changes in Shares Outstanding
        Shares sold ...........................           3,264         129,698
        Shares issued on reinvestment
                of dividends ..................            --            23,958
        Shares redeemed .......................          (7,159)        (27,491)
                                                   ------------    ------------
        Net increase (decrease) in
                shares outstanding ............          (3,895)        126,165
                                                   ============    ============





                       See notes to financial statements

                                 MONTEREY FUNDS
                  Notes to Financial Statements - May 31, 2002
                                  (Unaudited)

NOTE 1.  ORGANIZATION

           Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Core Technology Fund, and the PIA Total Return Bond Fund (each a "Fund" and collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short Term Government Securities Fund, (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Total Return Bond Fund, (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market; and the PIA Equity Fund (the "Equity Fund"), long-term growth of capital.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

           The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

           SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued according to the aforementioned policies. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

           REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities." The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian or another bank either directly or through a securities depository.

           OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

           The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

           FUTURES CONTRACTS - The Total Return Bond Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

           FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

                                 MONTEREY FUNDS
            Notes to Financial Statements - May 31, 2002 (Continued)
                                  (Unaudited)

           The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

           Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

           FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Fund paid no Federal Income taxes and no Federal income tax provision was required.

           RECLASSIFICATION OF CAPITAL ACCOUNTS - The Funds' accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. During the year ended November 30, 2001, the following reclassifications were made:

                                       UNDISTRIBUTED
                                            NET       UNDISTRIBUTED   SHARES OF
                                         INVESTMENT       CAPITAL    BENEFICIAL
                                           INCOME          GAINS      INTEREST
                                           ------          -----      --------

    Short-Term Government Fund           $ 55,973       $   --         $(55,973)
    Total Return Bond Fund                 (4,019)         4,019           --
    Equity Fund                             4,462         (3,484)          (978)

           SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

           USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

           The Short-Term Government Fund and the Total Return Bond Fund each has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA"). Each Fund pays PIA a fee, computed daily and payable monthly, at the annual rates of 0.20% and 0.30%, respectively, of their net assets.

           The Equity Fund has an investment advisory agreement with PIA. The Equity Fund pays PIA a fee computed daily and payable monthly, at the following annual rate based upon average daily net assets:

               ASSETS                                           FEE RATE
               ------                                           --------
               0 to $50 million ..............................    1.000%
               $50 million to $75 million ....................    0.875%
               $75 million to $100 million ...................    0.750%
               $100 million to $150 million ..................    0.625%
               $150 million to $200 million ..................    0.500%
               Over $250 million .............................    0.375%

           PIA has agreed to reimburse the Funds for expenses in excess of 0.35% of average net assets of the Short-Term Government Fund, 0.45% of average net assets of Total Return Bond Fund and 1.80% of average net assets for the Equity Fund. The amounts reimbursed by PIA for the six months ended May 31, 2002 are set forth in the Statement of Operations.

           The Trust has a fund accounting and administrative agreement with Orbitex Fund Services, Inc. ("OFS"). OFS receives a fee, computed daily and payable monthly, based on average daily net assets, subject to a monthly minimum.

                                 MONTEREY FUNDS
            Notes to Financial Statements - May 31, 2002 (Continued)
                                  (Unaudited)




NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN

           Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

           The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Short Term Government Fund and the Equity Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.05% for the Short-Term Government Fund and 0.25% for the Equity Fund.

NOTE 5.  PURCHASES AND SALES OF SECURITIES

           The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2002, were as follows:

                                                   PURCHASES             SALES
                                                   ---------             -----
    Short-Term Government Fund ...............    $24,697,270        $20,196,100
    Total Return Bond Fund ...................     92,851,978         82,474,141
    Equity Fund ..............................      6,012,999          6,448,848

           The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2002, were as follows:

                               IDENTIFIED    UNREALIZED    UNREALIZED
                                  COST      APPRECIATION  DEPRECIATION    NET
                                  ----      ------------  ------------    ---
    Short-Term Government
          Fund                $ 64,976,494   $ 601,023    $ (26,254)  $ 574,769
    Total Return Bond Fund      75,082,448   1,341,998   (1,375,652)    (33,654)
    Equity Fund                  5,615,266     779,249     (300,354)    478,895

           During the year ended November 30, 2001, the Short-Term Government Fund and the Total Return Bond Fund utilized capital loss carryforwards of $356,093 and $376,792, respectively. The Short-Term Government Fund and the Equity Fund will elect, for United States federal income tax purposes, to treat capital losses of $4,972 and $27,264, respectively, incurred in November 2001 as having been incurred in the following fiscal year.


                                 MONTEREY FUNDS
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              Financial Highlights

                                            Six Months
                                              Ended
                                              May 31,  Year Ended   Year Ended  Year Ended   Year Ended  Year Ended
                                               2002      Nov. 30,     Nov. 30,    Nov. 30,     Nov. 30,    Nov. 30,
                                            (Unaudited)    2001         2000        1999         1998        1997
                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ....   $  10.36     $  10.12    $  10.07    $  10.38    $   10.26    $  10.21
                                            --------     --------    --------    --------    ---------    --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ...................       0.17         0.52        0.66        0.55         0.57        0.61
Net realized and unrealized gain (loss)
        on investments ..................      (0.03)        0.25        0.05       (0.25)        0.13        0.06
                                            --------     --------    --------    --------    ---------    --------
Total from investment operations ........       0.14         0.77        0.71        0.30         0.70        0.67
                                            --------     --------    --------    --------    ---------    --------

LESS DISTRIBUTIONS
Dividends from net investment income ....      (0.17)       (0.52)      (0.66)      (0.55)       (0.57)      (0.61)
Distributions from net realized gains ...      (0.02)       (0.00)      (0.00)      (0.06)       (0.01)      (0.01)
Return of capital .......................      (0.00)       (0.01)      (0.00)      (0.00)       (0.00)      (0.00)
                                            --------     --------    --------    --------    ---------    --------
Total distributions .....................      (0.19)       (0.53)      (0.66)      (0.61)       (0.58)      (0.62)
                                            --------     --------    --------    --------    ---------    --------
Net asset value, end of period ..........   $  10.31     $  10.36    $  10.12    $  10.07    $   10.38    $  10.26
                                            ========     ========    ========    ========    =========    ========

TOTAL RETURN* ...........................       1.37%        7.74%       7.30%       3.00%        6.99%       6.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ....   $ 65,888     $ 71,141    $ 47,191    $ 47,455    $  56,989    $ 52,912
Ratio of expenses to average net assets .       0.35%+       0.33%       0.30%       0.30%        0.30%       0.30%
Ratio of expenses to average net assets,
        before reimbursement ............       0.46%+       0.46%       0.48%       0.47%        0.46%       0.55%
Ratio of net investment income to average
        net assets ......................       3.43%+       4.97%       6.49%       5.40%        5.51%       5.77%
Portfolio turnover rate .................      41.56%      120.80%      89.08%     110.15%      138.44%      63.08%


-------------

* Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions.
     Total returns for periods less than one year are not annualized.
+    Annualized.



                       See notes to financial statements


                                 MONTEREY FUNDS
                              PIA TOTAL RETURN BOND
                              Financial Highlights

                                             Six Months
                                                Ended
                                               May 31,     Year Ended  Year Ended  Year Ended   Period Ended
                                                2002         Nov. 30,    Nov. 30,    Nov. 30,     Nov. 30,
                                            (Unaudited)        2001        2000         1999       1998++
                                             ----------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period .....   $  20.15     $   19.23    $  18.92    $    20.27    $  20.00
                                             --------     ---------    --------    ----------    --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ....................       0.46          1.13        1.24          1.16        0.27
Net realized and unrealized gain (loss) on
        investments ......................      (0.21)         0.93        0.31         (1.31)       0.26
                                             --------     ---------    --------    ----------    --------
Total from investment operations .........       0.25          2.06        1.55         (0.15)       0.53
                                             --------     ---------    --------    ----------    --------

LESS DISTRIBUTIONS
Dividends from net investment income .....      (0.46)        (1.14)      (1.24)        (1.16)      (0.26)
Distributions from net realized gains ....      (0.14)        (0.00)      (0.00)        (0.04)      (0.00)
                                             --------     ---------    --------    ----------    --------
Total distributions ......................      (0.60)        (1.14)      (1.24)        (1.20)      (0.26)
                                             --------     ---------    --------    ----------    --------
Net asset value, end of period ...........   $  19.80     $   20.15    $  19.23    $    18.92    $  20.27
                                             ========     =========    ========    ==========    ========

TOTAL RETURN* ............................       1.27%        10.94%       8.54%        (0.74%)      2.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .....   $ 63,608     $  59,473    $ 34,545    $   29,652    $ 24,944
Ratio of expenses to average net assets ..       0.45%+        0.43%       0.40%         0.40%       0.40%+
Ratio of expenses to average net assets,
        before reimbursement .............       0.54%+        0.55%       0.61%         0.63%       0.63%+
Ratio of net investment income to average
        net assets .......................       4.67%+        5.61%       6.61%         6.06%       5.49%+
Portfolio turnover rate ..................     158.01%       134.25%      45.95%       104.13%      13.22%


-----------------
* Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions.
     Total returns for periods less than one year are not annualized.
+    Annualized.
++ For the period from September 1, 1998 (commencement of operations) to November 30,1998.


                       See notes to financial statements



                                 MONTEREY FUNDS
                                   PIA EQUITY
                              Financial Highlights

                                            Six Months
                                              Ended
                                             May 31,    Year Ended    Year Ended  Year Ended   Year Ended   Year Ended
                                               2002       Nov. 30,     Nov. 30,     Nov. 30,    Nov. 30,     Nov. 30,
                                            (Unaudited)     2001         2000         1999        1998         1997++
                                           ---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $   19.44     $  20.46     $  17.68     $  17.54     $  20.79     $  19.63
                                           ---------     --------     --------     --------     --------     --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ...........       (0.11)       (0.03)        0.01         0.05         0.06        (1.21)
Net realized and unrealized gain (loss)
        on investments .................        2.16         1.01         2.77         1.83        (0.91)        3.05
                                           ---------     --------     --------     --------     --------     --------
Total from investment operations .......        2.05         0.98         2.78         1.88        (0.85)        1.84
                                           ---------     --------     --------     --------     --------     --------

LESS DISTRIBUTIONS
Dividends from net investment income ...       (0.00)       (0.02)       (0.00)       (0.08)       (0.00)       (0.00)
Distributions from net realized gains ..       (0.00)       (1.98)       (0.00)       (1.66)       (2.40)       (0.68)
                                           ---------     --------     --------     --------     --------     --------
Total distributions ....................       (0.00)       (2.00)       (0.00)       (1.74)       (2.40)       (0.68)
                                           ---------     --------     --------     --------     --------     --------
Net asset value end of period ..........   $   21.49     $  19.44     $  20.46     $  17.68     $  17.54     $  20.79
                                           =========     ========     ========     ========     ========     ========

TOTAL RETURN* ..........................       10.55%        4.63%       15.72%       12.07%       (4.86%)       9.96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...  $    6,112  $     5,605     $  3,318     $  2,072     $  2,257     $  2,777
Ratio of expenses to average net assets         1.80%+       1.80%        1.80%        1.80%        2.14%        2.43%
Ratio of expenses to average net
        assets, before reimbursement ...        2.52%+       2.86%        3.72%        5.36%        3.21%        6.71%
Ratio of net investment income (loss) to
average net assets .....................       (1.10%)+     (0.11%)       0.10         0.30%        0.23%       (0.06%)
Portfolio turnover rate ................      112.55%      186.16%      525.79%      276.17%      135.49%      139.57%


--------------

* Total returns are historical and assume changes in share price, the reinvestment of dividends and capital gain distributions and assume no sales charges. Total returns for periods less than one year are not annualized.
+    Annualized.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment advisor. Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment advisor.



                       See notes to financial statements

                      This page intentionally left blank.

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                    MONTEREY
                                     FUNDS




                                    OCM Gold





                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 2002

"Gold still represents the ultimate form of payment in the world. Flat money in extremis is accepted by no one. Gold is always accepted."

                                                        Alan Greenspan, May 1999

Dear Fellow Shareholder:

Your fund was one of the top performing mutual funds in the country for the first six months of 2002, gaining 61.96% (+54.69% after maximum sales load). For the fiscal period ending May 31st, your fund was up 85.78% (+77.48% after maximum sales load). Gold prices gained 15.2% in the first half of the year to $318.50 an ounce as the unwinding of the financial asset bubble took on greater momentum. The S&P 500 was down 13.09% in the first half of the year. Talk of New Era prosperity has given way to large scale corporate bankruptcies and general distrust of how Corporate America conducts its affairs. Furthermore, confidence in the U.S. dollar has begun to wane as prospects for an economic recovery in the U.S. appear further off than originally forecast and record U.S. trade deficits begin to gain market focus. As a result, investment demand for gold is rising as the pendulum of confidence shifts away from financial assets toward gold and gold related assets.

The decline in equity markets from the mania highs is the most visible sign of the unraveling of the credit induced bubble of the late 90's. The acceleration of large scale corporate bankruptcies, such as Worldcom and Adelphia, are further signs of the excesses being unwound that characterized the boom period. Investors' euphoria and certainty have been replaced with fear and distrust as evidence of widespread corporate malfeasance spreads. As the dominos fall, we fear next in line are systematic problems in the credit markets and a widespread flight out of the dollar.

The Federal Reserve is desperately fighting the deflationary forces of collapsing equity prices with an aggressive monetary policy that has seen mortgage and consumer credit expand at a 10% annual rate through the first two quarters of 2002. The Fed is banking on leveraging the consumer to pull the U.S. economy away from the brink of financial apocalypse. Mr. Greenspan's fear as he put it in 1998 is "a cascading sequence of defaults." We are afraid the deterioration of credit quality currently evident in the corporate bond market is going to spread from one sector of the credit market to the other as real economic growth (ex government expenditures) fails to materialize. The multi-trillion dollars of derivatives concentrated in the large money center banks are an ominous unknown in such a scenario.

Foreigners are now questioning the wisdom of being overweight in U.S. dollar assets as the integrity of America's capital markets comes into question and the fundamental problems of its balance of payments comes under closer scrutiny. The U.S. current account deficit is running at a staggering $450 billion annually or 5% of GDP, causing the U.S. to absorb an ever-increasing share of global savings. In order to maintain the value of the dollar, the U.S. needs $1.7 billion per day recycled back into the American economy. In 1985 when the current account deficit reached 3% of GDP, the dollar subsequently decline 35% against a basket of currencies over a twelve month period. Gold in that same period went up 66% from $300 to $500 per ounce. So far in 2002, the dollar has dropped 13% from its trade weighted high in February. Should foreigners decide to head for the exit all at once, the United States would be forced to raise short-term interest rates, which would be catastrophic for the economy.

GOLD MARKET

There are a number of bullish factors converging that are leading to a change in sentiment in the gold market in addition to the growing distrust in financial assets, such as:

     o Gold production is set to decline 30% over the next eight years, according to a study issued by Beacon Group Advisors in Toronto, without an appreciable increase in the price of gold. Due to the long lead-lag time of approximately five years for a gold mine to go from discovery to production, higher gold prices will not have a material impact on new mined production for quite some time. It is estimated a gold price of at least $375 is needed to maintain production at current levels.

     o Investor pressure to encourage gold mining companies to refrain from selling future gold production has succeeded with a decided turn in management attitudes toward hedging. As a result, mining companies are delivering into hedge positions. This has the effect of decreasing supply into the market as past hedging had the effect of accelerating almost two years of annual global gold production into the market.

     o Investment demand for gold is increasing globally as investors begin to search out alternative investments to equities and corporate bonds. Japanese investment demand had doubled from year ago levels and sales of American Eagle gold coins in the U.S. have reached their highest level since the Y2K period of December '99. China is set to deregulate its gold market in the second half of the year to enable its citizens to purchase gold bullion for the first time in recent history.

     o Central Bank sales of gold appear set to decline following the completion of the Swiss gold sales program in 2004. With Central Banks overweight in U.S. dollars, the argument to sell gold for interest bearing instruments that are a liability of another nation is becoming less compelling.

GOLD MINING INDUSTRY

The increase in the gold price in the first half of the year breathed new life into the gold mining industry. Exploration companies and marginal producers for the first time in six years were able to raise funds in the market in order to fund exploration and shore-up balance sheets. Share prices of mining companies with high cost structures responded favorably as operation margins expanded, relieving balance sheet pressure.

The dominant theme among gold companies continued to be industry consolidation, as Newmont Mining completed its three way merger with Franco-Nevada and Normandy Mining. The new Newmont is hoping to be the premier unhedged gold company, but first it must unwind the difficult hedge book it acquired in the Normandy transaction. Meridian Gold and Glamis Gold each made acquisitions to acquire development projects with the potential to provide low cost production. The high cost of the acquisitions underscores the premium placed on deposits with known economic reserves in the current environment as the industry struggles to economically replace mined reserves.

INVESTMENT STRATEGY

Your Fund employs a tiered approach to the gold mining industry. Currently approximately half of the portfolio is in major producers with annual production of one million ounces or more. The balance of the Fund is allocated over progressively smaller percentage positions of intermediate sized producers, junior producers and exploration/ development companies. Our experience shows us that investment flows into the sector rotate among the various categories, especially as a bull market in gold matures.

In the first half of the year, our strategy was rewarded as junior gold producers outpaced their senior counterparts. Our focus in the junior sector has been on companies exhibiting a stable production base with exploration upside. Historically, shareholder value in the gold sector is created through the discovery process.

Your Fund has maintained its strategy of concentrating the largest percentage of its assets in companies that have not sold gold forward or have limited forward sales. Thus, we believe your Fund is exceptionally well positioned to participate in a rising gold price environment.

CONCLUSION

We believe a major trend shift has taken place in the gold market to the upside as investors' risk tolerance levels adjust to an environment of increasing global credit risk. Historically, investors have turned to gold following the bursting of prior financial asset bubbles as they either question the value of paper currency or question the integrity of credit instruments. In our opinion, this time will be no different as investors move to diversify dollar risk with an owned asset and not someone else's liability.

Your confidence in the Fund's objectives is sincerely appreciated.

Sincerely




Gregory M. Orrell
Portfolio Manager
July 17, 2002


                                 MONTEREY FUNDS
                                    OCM GOLD
                     Schedule of Investments - May 31, 2002
                                  (Unaudited)


Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS 79.44%
MAJOR GOLD PRODUCERS 39.82%
    100,000     Anglogold Ltd. - Sponsored ADR .................     $ 3,206,000
     39,000     Barrick Gold Corp. .............................         850,200
     35,000     Freeport-McMoRan Copper & Gold Inc.,
                   Class B Shares* .............................         691,250
    200,000     Gold Fields Ltd. ADR ...........................       2,786,000
    150,000     Harmony Gold Mining Co. Ltd. ADR ...............       2,428,500
    154,952     Newmont Mining Corp. ...........................       4,836,052
      7,000     Placer Dome Inc. ...............................          95,200
                                                                     -----------
                                                                      14,893,202
                                                                     -----------

INTERMEDIATE/MID-TIER GOLD PRODUCERS 22.60%
     70,000     Agnico-Eagle Mines, Ltd. .......................       1,172,500
     15,000     Compania de Minas Buenaventura -
                   Sponsored ADR, Series B .....................         447,750
     75,000     Glamis Gold Ltd.* ..............................         697,500
    280,000     GoldCorp Inc. ..................................       3,290,000
    300,000     Kinross Gold Corp.* ............................         774,000
     15,000     Lihir Gold Ltd. ADR* ...........................         262,950
     95,000     Meridian Gold, Inc.* ...........................       1,806,900
                                                                     -----------
                                                                       8,451,600
                                                                     -----------

JUNIOR GOLD PRODUCERS 12.81%
     55,000     Aurizon Mines, Ltd.* ...........................          50,393
    225,000     Eldorado Gold Corp.* ...........................         206,152
    114,943     Canyon Resources* ..............................         249,426
     81,301     Canyon Resources*+ .............................         158,781
    750,000     Claude Resources Inc.* .........................         858,966
     90,000     Golden Cycle Gold Corp.* .......................       1,035,000
     30,000     Iamgold Corp.* .................................         153,927
    100,000     Ivanhoe Mines, Ltd.* ...........................         232,330
    150,000     Miramar Mining Corp.* ..........................         190,445
    165,000     Repadre Capital Corp.* .........................         905,988
     55,000     Richmont Mines Inc.* ...........................         211,750
    125,000     River Gold Mines Ltd.* .........................         229,057
    275,000     TVX Gold Inc.* .................................         305,250
     25,000     Viceroy Resource Corp.* ........................           4,418
                                                                     -----------
                                                                       4,791,883
                                                                     -----------

Shares                                                                   Value
--------------------------------------------------------------------------------

EXPLORATION AND DEVELOPMENT COMPANIES 1.10%
    200,000     Addwest Minerals International Ltd.* ...........     $      --
    200,000     Birim Goldfields, Inc.* ........................          65,445
     10,000     Golden Queen Mining Ltd.* ......................           4,254
    150,000     IMA Exploration Inc.* ..........................          81,479
     20,000     Mercator Minerals Ltd.* ........................           2,029
    185,500     New Guinea Gold Corp.* .........................           7,284
      5,643     Tagish Lake Gold Corp.* ........................           1,625
    500,000     X-Cal Resources* ...............................         247,382
                                                                     -----------
                                                                         409,498
                                                                     -----------

PRIMARY SILVER PRODUCERS 2.40%
     18,332     Coeur D'Alene Mines Corp.* .....................          33,914
    197,100     Hecla Mining Co.* ..............................         865,269
                                                                     -----------
                                                                         899,183
                                                                     -----------

WARRANTS 0.71%
     81,301     Canyon Resources Corp., WTS.,
                   Expire 3/29/03*++ ...........................           4,000
    225,000     Wheaton River Minerals,
                Special WTS.* ..................................         262,107
                                                                     -----------
                                                                         266,107
                                                                     -----------

TOTAL COMMON STOCKS
                (cost $14,760,087) .............................      29,711,473
                                                                     -----------

PREFERRED STOCKS 0.77%
     10,000     Freeport-McMoran Copper & Gold,
                   Class C Shares* .............................         264,400
      1,000     Placer Dome Inc., Series A .....................          24,950
                                                                     -----------

TOTAL PREFERRED STOCKS
                (cost $185,975) ................................         289,350
                                                                     -----------

                       See notes to financial statements



                                      -4-



Principal Amount                                                         Value
--------------------------------------------------------------------------------

CORPORATE BOND 1.34%
$   500,000     International Pursuit Corp.,
                   Zero coupon, due 7/31/02 (cost $500,000) ....     $   500,000
                                                                     -----------

SHORT-TERM INVESTMENTS 4.92%
  1,839,731     U.S. Bank, N.A.,
                   1.32%, due 6/3/02
                   (cost $1,839,731 ) ..........................       1,839,731
                                                                     -----------

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENTS
                (cost $17,285,793) .............................      32,340,554
                                                                     -----------

REPURCHASE AGREEMENT 11.95%
  4,468,000     U.S. Bank N.A., Agreement dated 5/31/02, 1.35%,
                   due 6/3/02. Proceeds at maturity $4,468,503,
                   collateralized by Freddie Mac, 3.39% to 6.25%
                   due 7/15/24 to 2/15/32, Collateral value of
                   $4,557,338 (cost $4,468,000) ................       4,468,000

TOTAL INVESTMENTS
                (cost $21,753,793)                 98.42%             36,808,554
OTHER ASSETS LESS LIABILITIES                       1.58%                592,386
                                                  ------             -----------
TOTAL NET ASSETS                                  100.00%            $37,400,940
                                                  ======             ===========


*       Non-income producing security.
+       Restricted security purchased 3/29/02 at a cost of $96,000.
++      Restricted security purchased 3/29/02 at a cost of $4,000.
ADR - American Depositary Receipt.
WTS - Warrants.


                       See notes to financial statements


                                 MONTEREY FUNDS
                                    OCM GOLD
               Statement of Assets and Liabilities - May 31, 2002
                                  (Unaudited)

ASSETS
        Investments in securities, at value (cost $17,285,793) .................   $ 32,340,554
        Repurchase agreement (cost $4,468,000) .................................      4,468,000
        Receivable for fund shares sold ........................................        753,026
        Dividends and interest receivable ......................................          5,471
        Prepaid expenses and other assets ......................................         36,067
                                                                                   ------------
                Total assets ...................................................     37,603,118
                                                                                   ------------

LIABILITIES
        Distribution fees payable (Note 4) .....................................         84,946
        Due to investment advisor (Note 3) .....................................         28,334
        Payable for fund shares redeemed .......................................         88,898
                                                                                   ------------
                Total liabilities ..............................................        202,178
                                                                                   ------------
                Net assets .....................................................   $ 37,400,940
                                                                                   ============

NET ASSETS
        Shares of beneficial interest, no par value;
          unlimited shares authorized ..........................................   $ 24,083,887
        Undistributed net investment loss ......................................       (169,839)
        Accumulated net realized loss on investments ...........................     (1,567,869)
        Net unrealized appreciation on investments .............................     15,054,761
                                                                                   ------------
                Net assets .....................................................   $ 37,400,940
                                                                                   ============

CALCULATION OF MAXIMUM OFFERING PRICE
        Net asset value and redemption price per share .........................   $       8.75
        Maximum sales charge (4.50% of offering price) .........................           0.41
                                                                                   ------------
        Offering price to public ...............................................   $       9.16
                                                                                   ============

        Shares Outstanding .....................................................      4,273,427
                                                                                   ============


                       See notes to financial statements


                                 MONTEREY FUNDS
                                    OCM GOLD
        Statement of Operations - For The Six Months Ended May 31, 2002
                                  (Unaudited)

INVESTMENT INCOME
        Interest .........................................................   $     19,022
        Dividends ........................................................        105,241
        Less: Foreign witholding tax .....................................         (3,549)
                                                                             ------------
                Total investment income ..................................        120,714
                                                                             ------------

EXPENSES
        Advisory fees (Note 3) ...........................................        124,321
        Distribution fees (Note 4) .......................................        123,078
        Transfer agent fees ..............................................          8,212
        Administration fees (Note 3) .....................................          8,129
        Custodian fees ...................................................          7,054
        Audit fees .......................................................          5,767
        Registration fees ................................................          5,265
        Printing expense .................................................          3,556
        Postage expense ..................................................          1,601
        Legal fees .......................................................          1,873
        Trustees' fees ...................................................            530
        Other expenses ...................................................          1,167
                                                                             ------------
                Total expenses ...........................................        290,553
                                                                             ------------
                Net investment loss ......................................       (169,839)
                                                                             ------------

Realized and Unrealized Gain (Loss) on Investments
        Net realized gain on investments .................................        724,091
        Net change in unrealized appreciation (deprecation) on investments     15,513,396
                                                                             ------------
        Net realized and unrealized gain on investments ..................     16,237,487
                                                                             ------------
        Net increase in net assets resulting from operations .............   $ 16,067,648
                                                                             ============




                       See notes to financial statements


                                 MONTEREY FUNDS
                                    OCM GOLD
                      Statements of Changes in Net Assets


                                                                For the Six
                                                                Months Ended
                                                                   May 31,           Year Ended
                                                                     2002              Nov. 30,
                                                                  (Unaudited)            2001
                                                                -------------        ----------

Operations
        Net investment loss ...................................   $   (169,839)   $   (160,814)
        Net realized gain on investments ......................        724,091          89,893
        Net change in unrealized appreciation
          (depreciation) on investments .......................     15,513,396       3,286,161
                                                                  ------------    ------------
        Net increase in net assets resulting from operations ..     16,067,648       3,215,240
                                                                  ------------    ------------


Fund Share Transactions
        Net proceeds from shares sold .........................      7,621,420      14,270,153
        Payment for shares redeemed ...........................     (4,212,025)     (8,801,952)
                                                                  ------------    ------------
        Net increase in net assets from fund share transactions      3,409,395       5,468,201
                                                                  ------------    ------------
        Net increase in net assets ............................     19,477,043       8,683,441

        NET ASSETS, Beginning of Period .......................     17,923,897       9,240,456
                                                                  ------------    ------------
        NET ASSETS, End of Period .............................   $ 37,400,940    $ 17,923,897
                                                                  ============    ============

        Undistributed net investment loss at end of period ....   $   (169,839)   $       --
                                                                  ============    ============

Changes in Shares Outstanding
        Shares sold ...........................................      1,100,697       3,083,640
        Shares redeemed .......................................       (633,998)     (1,903,699)
                                                                  ------------    ------------
        Net increase in shares outstanding ....................        466,699       1,179,941
                                                                  ============    ============


                       See notes to financial statements

                                 MONTEREY FUNDS
                                    OCM GOLD
                  Notes to Financial Statements - May 31, 2002
                                  (Unaudited)

NOTE 1.  ORGANIZATION

           Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts Business Trust on January 6, 1984 and consists of seven series of shares: the OCM Gold Fund, the PIA Short Term Government Securities Fund, the PIA Total Return Bond Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, and the Murphy New World Core Technology Fund, (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the OCM Gold Fund (the "Fund") is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

           The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

           SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued in accordance with the aforementioned policies.

           REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities." The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian or another bank either directly or through a securities depository.

           OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

           If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

           The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Fund paid no Federal Income taxes and no Federal income tax provision was required.

           Reclassification of Capital Accounts - The Fund accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. During the year ended November 30, 2001, the Fund increased net investment income by $160,814, increased accumulated net realized gains on investments by $202,099 and decreased shares of beneficial interest by $362,913. Net investment income, net realized gains and net assets were not affected by this change.

                                 MONTEREY FUNDS
                                    OCM GOLD
             Notes to Financial Statements - May 31, 2002 (Continued)
                                   (Unaudited)

           SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

           The Fund has an advisory agreement with Orrell Capital Management Inc. ("Orrell"). Under the agreement, the Fund pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

          ASSETS                                          FEE RATE
          ------                                          --------
          0 to $50 million ...........................      1.000%
          $50 million to $75 million .................      0.875%
          $75 million to $100 million ................      0.750%
          $100 million to $150 million ...............      0.625%
          $150 million to $200 million ...............      0.500%
          Over $250 million ..........................      0.375%

           Orrell has agreed to reimburse the Fund for expenses in excess of 2.99% of average daily net assets.

           The Fund has a fund accounting and administrative agreement with Orbitex Fund Services, Inc. ("OFS"). OFS receives a fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to a monthly minimum.

NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN

           Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

           The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers in the Fund shares, in any fiscal year, subject to a limit of 0.99%. Distribution fees incurred by the Fund are set forth in the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

           The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2002, were as follows:

                PURCHASES                    SALES
                ---------                    -----
                $4,991,348                $6,203,572



           The cost for Federal income tax purposes is $21,753,793. Unrealized appreciation and depreciation on investments at May 31, 2002 based on cost for Federal income taxes are as follows:

                UNREALIZED              UNREALIZED
                APPRECIATION            DEPRECIATION            NET DEPRECIATION
                ------------            ------------            ----------------
                $15,657,049             $(602,288)              $15,054,761

                                 MONTEREY FUNDS
                                    OCM GOLD
            Notes to Financial Statements - May 31, 2002 (Continued)
                                   (Unaudited)


           At November 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                           CAPITAL LOSS CARRYOVERS EXPIRING IN:

                    2002 ............................. $  1,039,696
                    2003 .............................       87,795
                    2006 .............................      364,267
                    2007 .............................      590,410
                    2008 .............................      149,027
                                                       ------------
                                                       $  2,231,195
                                                       ============

           During the year ended November 30, 2001, the Fund utilized capital loss carryforwards of $147,748. The Fund will elect, for United States Federal income tax purposes, to treat net capital losses of $45,053 incurred in November 2001 as having been incurred in the following fiscal year.



                                 MONTEREY FUNDS
                                    OCM GOLD
                              Financial Highlights



                                            For the Six
                                            Months Ended
                                              May 31,      Year Ended  Year Ended   Year Ended      Year Ended    Year Ended
                                               2002          Nov. 30,    Nov. 30,     Nov. 30,        Nov. 30,     Nov. 30,
                                           (Unaudited)        2001         2000         1999           1998         1997++


PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ..   $     4.71      $    3.52     $   4.75     $    4.98     $    5.09     $    8.29
                                          ----------      ---------     --------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss ...................        (0.04)         (0.04)       (0.05)        (0.04)        (0.03)        (0.09)
Net realized and unrealized gain
        (loss) on investments .........         4.08           1.23        (1.18)        (0.19)        (0.08)        (3.11)
                                          ----------      ---------     --------     ---------     ---------     ---------
Total from investment operations ......         4.04           1.19        (1.23)        (0.23)        (0.11)        (3.20)
                                          ----------      ---------     --------     ---------     ---------     ---------

Net asset value, end of period ........   $     8.75      $    4.71     $   3.52     $    4.75     $    4.98     $    5.09
                                          ==========      =========     ========     =========     =========     =========

TOTAL RETURN* .........................        85.77%         33.81%      (25.89%)       (4.62%)       (2.16%)      (38.60%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..   $   37,401      $  17,924     $  9,240     $  11,799     $   8,251     $   1,627
Ratio of expenses to average net assets         2.34%+         2.60%        2.44%         2.44%         2.44%         2.44%
Ratio of expenses to average net
        assets, before reimbursement ..         2.34%+         2.60%        2.99%         3.02%         3.32%         5.78%
Ratio of net investment
        loss to average net assets ....        (1.36%)+       (1.14%)      (1.19%)       (1.03%)       (0.96%)       (1.60%)
Portfolio turnover rate ...............        22.46%          5.20%        3.29%         9.03%         1.73%        17.68%



--------

* Total returns are historical and assume changes in share price, the reinvestment of dividends and capital gain distributions. Sales charges are not reflected in the total return. Total returns for periods less than one year are not annualized.
+    Annualized.
++ On December 13, 1996, Orrell Capital Management, Inc. became the Fund's investment advisor. Prior to December 13, 1996, Monitrend Investment Management, Inc. served as the Fund's investment advisor.



                       See notes to financial statements

                      This page intentionally left blank.

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401